OMB APPROVAL
OMB Number: 3235-0570 Expires: Nov. 30, 2005 Estimated average burden hours per response: 5.0

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 4 of its series, Evergreen Health Care Fund, Evergreen Tax Strategic Foundation Fund, Evergreen Technology Fund and Evergreen Utility and Telecommunications Fund, for the year ended October 31, 2003. These 4 series have a 10/31fiscal year end.

Date of reporting period: October 31, 2003

Item 1 - Reports to Stockholders.

Evergreen Health Care Fund

Evergreen Health Care Fund: Annual Report as of October 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
22	INDEPENDENT AUDITORS' REPORT
23	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

December 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Evergreen Shareholder,

We are pleased to provide the annual report for the Evergreen Health Care Fund, which covers the 12-month period ended October 31, 2003.

The beginning of the most recent 12-month investment period was characterized by little optimism and plenty of doubt. The financial markets remained volatile in the summer of 2002, and stocks continued to swoon. Economic data was mixed and questions of corporate credibility remained fresh in everyone's mind. Fears of terror were pervasive and the U.S. was pressuring the United Nations to take action on Iraq. As a result, investors faced a huge challenge in October as the major equity market indexes dropped below their five-year lows achieved the previous July. Fortunately, equities rallied handsomely at this critical juncture as improving fundamentals, including signs of economic and profit growth, became more evident. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism for investors was premature.

Ordinarily a healthy experience after such a surge, this pullback was accompanied by slower economic growth. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and investors sought solace in U.S. Treasuries, which continued to perform well. In addition to the weak economic fundamentals, the uncertain geopolitical environment provided yet another major uncertainty with which investors had to contend in the New Year. As investors wrestled with these issues, global tensions worsened throughout early 2003. When the diplomatic efforts unraveled at the United Nations and

1

LETTER TO SHAREHOLDERS continued

war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March.

While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role than the war itself. Ironically, as war approached and immediately after the conflict's inception, money poured back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000, a broad market index, expanded by $1 trillion. Overall market trends remained solid, though, and the administration again focused on the domestic economy and the proposed changes to fiscal policy. The passage of the new tax law resulted in greater optimism for equity performance, as many investors found comfort in the possibility that dividends could become a larger portion of total return potential. The monetary and fiscal stimulus being applied to the U.S. and international economy, through interest-rate reductions and tax cuts, encouraged hopes that global economic growth would begin to accelerate. After three years of persistent dismay, the renewed confidence of investors was a refreshing experience.

Yet just as the equity markets had strengthened their foundation, misperceptions about monetary policy threatened the financial markets. While currency movements were volatile, the weakening of the U.S. dollar on international currency exchanges relative to most foreign currencies, including the euro, the British pound sterling and the Japanese yen, helped the performance of investments denominated in those currencies. At the conclusion of its May meeting, the Federal Reserve hinted about its concerns for deflation. But at the conclusion of its June meeting, the Fed reduced rates by just 25 basis points, and not the expected one half point cut universally assumed. Soon after, Chairman Greenspan, in testimony to congressional banking committees, expressed optimism for economic growth in excess of 4% in 2004. Was this a Fed that was taking rates to zero? Obviously not, and the market drove the yield on the

2

LETTER TO SHAREHOLDERS continued

10-year Treasury from 3.1% to 4.6% in just six weeks.

The bond market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." In addition, the majority of economic data remained strong during the summer months and equities, despite the volatility in the bond market, managed to hold onto much of their YTD gains. Moreover, when sovereign government bonds from major non-U.S. countries became relatively expensive in the second half of the period, rising expectations of a global economic recovery helped lift the performance of corporate bonds as well as equities. Solid economic growth resulted in significantly higher corporate profit growth, and the equity markets finished the period at the highest levels in more than a year.

As always, we recommend that investors attempt to participate in the financial markets with a fully diversified, long-term emphasis in their investment portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of October 31, 2003

MANAGEMENT TEAM

Liu-Er Chen, CFA
International Equity Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/22/1999

	Class A	Class B	Class C	Class I
Class inception date	12/22/1999	12/22/1999	12/22/1999	12/22/1999

Average annual return *

1 year with sales charge	33.10%	35.12%	37.74%	N/A

1 year w/o sales charge	41.18%	40.12%	40.15%	41.45%

Since portfolio inception	24.27%	24.85%	24.91%	26.48%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Health Care Fund Class A shares,1 versus a similar investment in the Standard & Poor's 1500 Supercomposite Healthcare Sector Index (S&P 1500 Healthcare), the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 1500 Healthcare and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 41.18% for the twelve-month period ended October 31, 2003, excluding any applicable sales charges. During the same period, the Standard & Poor's 1500 Supercomposite Healthcare Sector Index (S&P 1500 Healthcare) returned 6.94% and the Standard & Poor's 500 Index returned 20.80%.

Biotechnology stocks enjoyed a vigorous recovery during the period, and the fund's overweighting in this industry, relative to the S&P 1500 Healthcare, contributed the most to the performance of the fund exceeding that of the index. Generic and specialty pharmaceutical companies also did well during the period, while producers of medical devices turned in respectable performance. The larger pharmaceutical companies, however, lagged the other areas. The most serious factor hurting the major pharmaceutical firms was the absence of new products to replace existing drugs that were nearing the end of their patent-protection periods. The industry also was affected by political and economic factors in the United States as concerns about the cost of prescription medicines raised doubts about the future profitability in the industry.

Our long-term strategy relies on stock-selection within sectors. In looking for individual stocks, we emphasize fundamental research, using both quantitative and qualitative analysis. We use quantitative screens to find stocks based on criteria such as earnings, stock prices and other factors. We then incorporate the data in making qualitative judgments of companies, evaluating their business models, products and services and their competitive advantages and disadvantages.

Overall, successful stock-picking was responsible for the fund's strong relative performance. Genentech, a major biotechnology firm, was a standout performer during the year, as it continued to build on its strategy of developing and introducing a number of new medicines to treat a variety of different illnesses. ILEX Oncology, a biotechnology company focusing on the development of cancer-fighting drugs, also made a positive contribution to the fund's return, as did Watson Pharmaceuticals, a generic and specialty drug manufacturer. We also invested in CIGNA, a major provider of health service and other employee benefit plans, at the right time. We had underweighted CIGNA early in the period when the stock fell hard. However, we invested further near the bottom of its stock price cycle and were able to capture healthy gains as the company began to recover. Schering-Plough, a major pharmaceutical company, was the biggest disappointment. We believe their new drugs were slow to emerge from development while its earnings were hurt as the patents of existing drugs approached the end of patent protection.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

This fund has participated in IPOs which may have affected performance. There is no assurance that this method will continue to have any impact on the fund's performance returns.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

All data is as of October 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,
CLASS A	2003[1]	2002	2001	2000[2]

Net asset value, beginning of period	$12.02	$14.94	$16.21	$10.00
Income from investment operations
Net investment loss	-0.17	-0.18	-0.14	-0.03
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	5.12	-2.74	-0.44	11.64
Total from investment operations	4.95	-2.92	-0.58	11.61
Distributions to shareholders from
Net realized gains	0	0	-0.69	-5.40
Net asset value, end of period	$16.97	$12.02	$14.94	$16.21
Total return[3]	41.18%	-19.54%	-3.52%	124.01%
Ratios and supplemental data
Net assets, end of period (thousands)	$55,982	$26,827	$29,885	$9,334
Ratios to average net assets
Expenses[4]	2.03%	2.04%	1.95%	1.75%[5]
Net investment loss	-1.17%	-1.27%	-1.31%	-1.10%[5]
Portfolio turnover rate	154%	228%	214%	183%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,
CLASS B	2003[1]	2002	2001	2000[2]

Net asset value, beginning of period	$11.74	$14.69	$16.06	$10.00
Income from investment operations
Net investment loss	-0.26	-0.28	-0.22	-0.10
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	4.97	-2.67	-0.46	11.56
Total from investment operations	4.71	-2.95	-0.68	11.46
Distributions to shareholders from
Net realized gains	0	0	-0.69	-5.40
Net asset value, end of period	$16.45	$11.74	$14.69	$16.06
Total return[3]	40.12%	-20.08%	-4.21%	122.37%
Ratios and supplemental data
Net assets, end of period (thousands)	$75,251	$51,811	$57,931	$24,534
Ratios to average net assets
Expenses[4]	2.76%	2.78%	2.70%	2.55%[5]
Net investment loss	-1.87%	-2.03%	-2.05%	-1.78%[5]
Portfolio turnover rate	154%	228%	214%	183%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,
CLASS C	2003[1]	2002	2001	2000[2]

Net asset value, beginning of period	$11.73	$14.68	$16.07	$10.00
Income from investment operations
Net investment loss	-0.26	-0.31	-0.22	-0.04
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	4.97	-2.64	-0.48	11.51
Total from investment operations	4.71	-2.95	-0.70	11.47
Distributions to shareholders from
Net realized gains	0	0	-0.69	-5.40
Net asset value, end of period	$16.44	$11.73	$14.68	$16.07
Total return[3]	40.15%	-20.10%	-4.34%	122.51%
Ratios and supplemental data
Net assets, end of period (thousands)	$34,629	$22,327	$25,748	$5,831
Ratios to average net assets
Expenses[4]	2.76%	2.78%	2.70%	2.47%[5]
Net investment loss	-1.88%	-2.03%	-2.08%	-1.89%[5]
Portfolio turnover rate	154%	228%	214%	183%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,
CLASS I1	2003[2]	2002	2001	2000[3]

Net asset value, beginning of period	$12.11	$15.00	$16.24	$10.00
Income from investment operations
Net investment loss	-0.13	-0.16	-0.16	-0.05
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	5.15	-2.73	-0.39	11.69
Total from investment operations	5.02	-2.89	-0.55	11.64
Distributions to shareholders from
Net realized gains	0	0	-0.69	-5.40
Net asset value, end of period	$17.13	$12.11	$15.00	$16.24
Total return	41.45%	-19.27%	-3.32%	124.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,314	$1,792	$1,714	$564
Ratios to average net assets
Expenses[4]	1.75%	1.80%	1.69%	1.56%[5]
Net investment loss	-0.86%	-1.03%	-1.07%	-0.78%[5]
Portfolio turnover rate	154%	228%	214%	183%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

October 31, 2003

	Shares	Value

COMMON STOCKS 99.6%
CONSUMER STAPLES 1.2%
Food & Staples Retailing 1.2%
CVS Corp.	30,000	$ 1,055,400
Duane Reade, Inc. *	70,000	962,500
2,017,900
HEALTH CARE 97.2%
Biotechnology 23.4%
Abgenix, Inc. *	50,000	612,500
Affymetrix, Inc.	20,000	512,600
Amgen, Inc. *	90,000	5,558,400
Cambridge Antibody Technology Group plc, ADR *(p)	30,000	269,970
Cell Therapeutics, Inc. *(p)	10,000	104,000
Charles River Laboratories International, Inc.	55,000	1,773,200
Connetics Corp. *	20,000	358,200
Cubist Pharmaceuticals, Inc. *	117,500	1,365,350
CV Therapeutics, Inc.	20,000	352,600
Genentech, Inc. *	87,500	7,172,375
Genzyme Corp. *	40,000	1,836,000
Gilead Sciences, Inc. *	30,000	1,637,400
Human Genome Sciences, Inc. *	20,000	278,200
ICOS Corp. *	7,500	350,400
IDEC Pharmaceuticals Corp. *	40,000	1,405,200
ILEX Oncology, Inc. *	85,000	1,773,100
Kosan Biosciences, Inc. *	4,000	36,680
MedImmune, Inc. *	81,000	2,159,460
Millennium Pharmaceuticals, Inc. *	110,319	1,756,279
Myriad Genetics, Inc. *	30,000	379,800
Neurocrine Biosciences, Inc. *	30,000	1,404,900
Progenics Pharmaceuticals, Inc. *	30,000	534,300
Protein Design Labs, Inc. *	40,000	539,200
Regeneron Pharmaceuticals, Inc. *	130,000	1,799,200
Serono SA, ADR	80,000	1,379,200
SuperGen, Inc. *(p)	54,545	562,904
Trimeris, Inc. *(p)	76,296	1,953,178
Vical, Inc. *	80,800	478,336
Vicuron Pharmaceuticals, Inc. *	25,000	458,750
Zymogenetics, Inc. *	60,000	738,600
39,540,282
Health Care Equipment & Supplies 12.2%
Applera Corp.	15,000	346,200
Applera Corp. - Celera Genomics *	29,952	400,458
ArthroCare Corp. *	7,400	165,390
Baxter International, Inc.	30,000	797,400
Beckman Coulter, Inc.	30,000	1,489,500
Biomet, Inc.	10,000	358,600
Boston Scientific Corp. *	40,000	2,708,800
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

October 31, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
C.R. Bard, Inc.	7,500	$ 600,375
Conceptus, Inc. *(p)	30,000	367,500
CTI Molecular Imaging, Inc. (p)	20,000	318,800
Epix Medical, Inc. *	20,000	370,200
Flamel Technologies SA, ADR	40,000	1,010,000
Guidant Corp.	30,000	1,530,300
Inamed Corp. *	20,000	1,727,400
Interpore International, Inc.	45,000	531,000
Inverness Medical Innovations, Inc.	30,000	804,000
Mentor Corp.	11,800	238,950
Millipore Corp. *	20,000	877,000
Noven Pharmaceuticals, Inc. *	20,000	201,800
Q-Med AB *	60,000	1,099,267
Saint Jude Medical, Inc. *	30,000	1,744,800
Sonosite, Inc.	20,000	395,000
Steris Corp. *	20,000	416,400
Surmodics, Inc. *	20,000	420,200
Therasense, Inc. *	64,286	1,175,148
Thoratec Corp. *	40,000	615,600
20,710,088
Health Care Providers & Services 16.9%
AmerisourceBergen Corp.	12,500	709,625
Andrx Corp.	70,613	1,405,199
Anthem, Inc. *	20,000	1,368,600
CIGNA Corp.	70,000	3,993,500
Community Health Systems *	40,000	960,800
First Health Group Corp.	40,000	976,400
Fresenius Medical Care AG, ADR	10,008	189,852
HCA, Inc.	80,000	3,060,000
Humana, Inc. *	75,000	1,521,750
Laboratory Corp. *	15,000	531,750
Medco Health Solutions, Inc.	19,442	645,474
MIM Corp. *	50,000	294,500
Oxford Health Plans, Inc. *	10,000	405,000
PDI, Inc. *	53,400	1,161,450
Priority Healthcare Corp., Class B *	50,000	1,081,500
Quest Diagnostics, Inc. *	42,500	2,875,125
Suzuken Co., Ltd.	30,000	926,346
Tenet Healthcare Corp. *	80,000	1,104,000
Triad Hospitals, Inc. *	57,500	1,766,975
UnitedHealth Group, Inc.	30,000	1,526,400
Wellpoint Health Networks, Inc., Class A *	22,500	2,000,250
28,504,496
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 44.7%
Abbott Laboratories, Inc.	80,000	$ 3,409,600
Adolor Corp. *	40,000	730,800
Alpharma, Inc., Class A	60,083	1,093,511
Astrazeneca plc, ADR	110,000	5,244,800
Atrix Laboratories, Inc. *	30,000	602,700
Aventis SA, Class A	15,000	793,288
Aventis, ADR	40,000	2,118,400
Bristol-Myers Squibb Co.	110,000	2,790,700
Chugai Pharmaceutical Co., Ltd.	60,000	853,328
Columbia Labs, Inc. *	45,000	476,100
Daiichi Pharmaceutical Co., Ltd.	90,000	1,373,172
DOV Pharmaceutical, Inc.	90,000	1,102,500
Eli Lilly & Co.	40,000	2,664,800
Endo Pharmaceuticals Holdings, Inc. *	50,000	818,000
Entremed, Inc. (p)	65,000	321,100
Forest Laboratories, Inc. *	32,500	1,625,325
Fujisawa Pharmaceutical Co., Ltd. *	40,000	824,630
Guilford Pharmaceuticals, Inc. *(p)	60,000	442,200
Impax Laboratories, Inc. *	24,000	284,640
InterMune, Inc. *	95,000	1,900,000
IVAX Corp. *	60,000	1,155,600
Johnson & Johnson Co.	140,000	7,046,200
King Pharmaceuticals, Inc. *	60,000	804,000
Kissei Pharmaceutical Co., Ltd.	50,000	792,843
Labopharm, Inc.	32,300	186,111
Ligand Pharmaceuticals, Inc., Class B *(p)	90,000	1,240,200
Medicines Co. *	40,000	1,066,000
Merck & Co., Inc.	60,000	2,655,000
Merck KGaA	40,000	1,399,298
MGI Pharma, Inc. *	10,000	375,600
Myogen, Inc. *	50,000	800,000
Neurochem, Inc. *	50,000	700,500
Novartis AG, ADR	50,000	1,918,500
Orphan Med, Inc. *	30,000	298,500
Perrigo Co.	30,000	403,500
Pfizer, Inc.	260,007	8,216,221
Praecis Pharmaceuticals, Inc. *	50,000	346,500
Roche Holdings AG	31,600	2,610,594
Rohto Pharmaceutical Co., Ltd. *	44,000	364,036
Santen Pharmaceuticals Co.	30,000	329,943
Schering AG	10,000	466,394
Schering-Plough Corp.	100,000	1,527,000
Sepracor, Inc. *	30,000	798,900
Shionogi & Co.	50,000	837,799
Sicor, Inc. *	13,000	348,400
Taisho Pharmaceutical Co.	50,000	861,411
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
UCB SA	90,000	$ 2,834,937
Watson Pharmaceuticals, Inc. *	60,000	2,356,200
Wyeth	55,000	2,427,700
Yamanouchi Pharmaceutical Co., Ltd.	40,000	1,002,634
75,640,115
INDUSTRIALS 0.2%
Machinery 0.2%
Pall Corp.	15,000	351,000
INFORMATION TECHNOLOGY 0.1%
Electronic Equipment & Instruments 0.1%
Caliper Technologies Corp. *	50,000	280,500
MATERIALS 0.9%
Chemicals 0.9%
Lonza Group AG	30,000	1,469,104
Total Common Stocks		168,513,485
SHORT-TERM INVESTMENTS 3.7%
MUTUAL FUND SHARES 3.7%
Evergreen Institutional U.S. Government Money Market Fund (o)	1,693,455	1,693,455
Navigator Prime Portfolio (pp)	4,512,350	4,512,350
Total Short-Term Investments		6,205,805
Total Investments (cost $153,280,941) 103.3%		174,719,290
Other Assets and Liabilities (3.3%)		(5,542,838)
Net Assets 100.0%		$ 169,176,452
See Notes to Financial Statements

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

Assets
Identified cost of securities	$ 153,280,941
Net unrealized gains on securities	21,438,349

Market value of securities	174,719,290
Cash	451,483
Receivable for securities sold	3,570,315
Receivable for Fund shares sold	1,360,934
Dividends receivable	122,064
Receivable for securities lending income	4,365
Prepaid expenses and other assets	34,102

Total assets	180,262,553

Liabilities
Payable for securities purchased	6,146,004
Payable for Fund shares redeemed	380,533
Payable for securities on loan	4,512,350
Advisory fee payable	13,054
Distribution Plan expenses payable	10,280
Due to other related parties	1,374
Accrued expenses and other liabilities	22,506

Total liabilities	11,086,101

Net assets	$ 169,176,452

Net assets represented by
Paid-in capital	$ 151,186,613
Undistributed net investment loss	(586)
Accumulated net realized losses on securities, written options
and foreign currency related transactions	(3,450,842)
Net unrealized gains on securities and foreign currency related transactions	21,441,267

Total net assets	$ 169,176,452

Net assets consists of
Class A	$ 55,982,219
Class B	75,251,047
Class C	34,628,807
Class I	3,314,379

Total net assets	$ 169,176,452

Shares outstanding
Class A	3,299,661
Class B	4,575,331
Class C	2,106,774
Class I	193,537

Net asset value per share
Class A	$ 16.97
Class A -- Offering price (based on sales charge of 5.75%)	$ 18.01
Class B	$ 16.45
Class C	$ 16.44
Class C -- Offering price (based on sales charge of 1.00%)	$ 16.61
Class I	$ 17.13

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended October 31, 2003

Investment income
Dividends (net of foreign withholding taxes of $39,744)	$ 1,130,467

Expenses
Advisory fee	1,225,505
Distribution Plan expenses
Class A	106,160
Class B	619,670
Class C	269,113
Administrative services fee	129,001
Transfer agent fees	747,429
Trustees' fees and expenses	1,689
Printing and postage expenses	48,078
Custodian fees	38,076
Registration and filing fees	45,250
Professional fees	19,116
Other	6,873

Total expenses	3,255,960
Less: Expense reductions	(375)

Net expenses	3,255,585

Net investment loss	(2,125,118)

Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions
Net realized gains or losses on:
Securities	4,970,355
Written options	(42,604)
Foreign currency related transactions	114,511

Net realized gains on securities, written options and foreign currency related transactions	5,042,262
Net change in unrealized gains or losses on securities and foreign currency related transactions	39,221,043

Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	44,263,305

Net increase in net assets resulting from operations	$ 42,138,187

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2003		2002

Operations
Net investment loss		$ (2,125,118)		$ (2,252,882)
Net realized gains or losses on securities, written options and foreign currency related transactions		5,042,262		(3,482,182)
Net change in unrealized gains or losses on securities and foreign currency related transactions		39,221,043		(24,165,932)

Net increase (decrease) in net assets resulting from operations		42,138,187		(29,900,996)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,803,878	27,793,882	1,198,585	17,457,811
Class B	1,229,597	18,144,030	1,912,217	27,532,346
Class C	840,373	12,381,687	966,215	13,950,600
Class I	728,946	9,903,238	359,786	4,609,507

		68,222,837		63,550,264

Automatic conversion of Class B shares to Class A shares
Class A	51,362	746,631	275,303	4,184,899
Class B	(52,818)	(746,631)	(280,636)	(4,184,899)

		0		0

Payment for shares redeemed
Class A	(787,339)	(11,377,751)	(1,242,906)	(17,058,324)
Class B	(1,015,777)	(14,415,257)	(1,159,589)	(14,919,657)
Class C	(636,884)	(8,811,195)	(816,350)	(10,114,909)
Class I	(683,452)	(9,337,202)	(325,974)	(4,077,389)

		(43,941,405)		(46,170,279)

Net increase in net assets resulting from capital share transactions		24,281,432		17,379,985

Total increase (decrease) in net assets		66,419,619		(12,521,011)
Net assets
Beginning of period		102,756,833		115,277,844

End of period		$ 169,176,452		$ 102,756,833

Undistributed net investment loss		$ (586)		$ 0

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Health Care Fund (the "Fund") is a non-diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

17

NOTES TO FINANCIAL STATEMENTS continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Written options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses, net realized foreign currency gains or losses and dividends paid through share redemptions.

18

NOTES TO FINANCIAL STATEMENTS continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.95% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.58% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2003, the Fund paid brokerage commissions of $88,591 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

19

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $222,404,974 and $195,352,520, respectively, for the year ended October 31, 2003.

During the year ended October 31, 2003, the Fund loaned securities to certain brokers. At October 31, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $4,336,647 and $4,512,350, respectively. During the year ended October 31, 2003, the Fund earned $36,257 in income from securities lending, which is included in dividend income on the Statement of Operations.

During the year ended October 31, 2003, the Fund had written option activities as follows:

	Number of	Premiums
	Contracts	Received

Options outstanding at 10/31/2002	0	$ 0
Options written	600	8,392
Options exercised	(600)	(8,392)
Options outstanding at 10/31/2003	0	$ 0

On October 31, 2003, the aggregate cost of securities for federal income tax purposes was $158,005,587. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,169,522 and $3,455,819, respectively, with a net unrealized appreciation of $16,713,703.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended October 31, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2003, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $1,276,136 and unrealized appreciation in the amount of $16,713,703.

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which

20

NOTES TO FINANCIAL STATEMENTS continued

are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended October 31, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. SUBSEQUENT DISTRIBUTIONS

On November 18, 2003, the Fund declared distributions from short-term capital gains of $0.1428 per share, payable on November 19, 2003 to shareholders of record on November 17, 2003. These distributions are not reflected in the accompanying financial statements.

21

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Health Care Fund, a series of Evergreen Equity Trust, as of October 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods from December 22, 1999, commencement of operations, to October 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Health Care Fund as of October 31, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
December 5, 2003

22

ADDITIONAL INFORMATION (unaudited)

With respect to dividends paid from investment company taxable income during the ten month period ended October 31, 2003, the Fund designates 73.15% of ordinary income and short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2003 year-end tax information will be reported to you on your 2003 Form 1099-DIV, which shall be provided to you in early 2004.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of October 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564347 rv1   12/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Tax Strategic Foundation Fund

Evergreen Tax Strategic Foundation Fund: Annual Report as of October 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
28	INDEPENDENT AUDITORS' REPORT
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

December 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Evergreen Shareholder,

We are pleased to provide the annual report for the Evergreen Tax Strategic Foundation Fund, which covers the 12-month period ended October 31, 2003.

The beginning of the most recent 12-month investment period was characterized by little optimism and plenty of doubt. The financial markets remained volatile in the summer of 2002, and stocks continued to swoon. Economic data was mixed and questions of corporate credibility remained fresh in everyone's mind. Fears of terror were pervasive and the U.S. was pressuring the United Nations to take action on Iraq. As a result, investors faced a huge challenge in October as the major equity market indexes dropped below their five-year lows achieved the previous July. Fortunately, equities rallied handsomely at this critical juncture as improving fundamentals, including signs of economic and profit growth, became more evident. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism for investors was premature.

Ordinarily a healthy experience after such a surge, this pullback was accompanied by slower economic growth. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and investors sought solace in U.S. Treasuries, which continued to perform well. In addition to the weak economic fundamentals, the uncertain geopolitical environment provided yet another major uncertainty with which investors had to contend in the New Year. As investors wrestled with these issues, global tensions worsened throughout early 2003. When the diplomatic efforts

LETTER TO SHAREHOLDERS continued

unraveled at the United Nations and war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March.

While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role than the war itself. Ironically, as war approached and immediately after the conflict's inception, money poured back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000, a broad market index, expanded by $1 trillion. Overall market trends remained solid, though, and the administration again focused on the domestic economy and the proposed changes to fiscal policy. The passage of the new tax law resulted in greater optimism for equity performance, as many investors found comfort in the possibility that dividends could become a larger portion of total return potential. The monetary and fiscal stimulus being applied to the U.S. and international economy, through interest-rate reductions and tax cuts, encouraged hopes that global economic growth would begin to accelerate. After three years of persistent dismay, the renewed confidence of investors was a refreshing experience.

Yet just as the equity markets had strengthened their foundation, misperceptions about monetary policy threatened the financial markets. While currency movements were volatile, the weakening of the U.S. dollar on international currency exchanges relative to most foreign currencies, including the euro, the British pound sterling and the Japanese yen, helped the performance of investments denominated in those currencies. At the conclusion of its May meeting, the Federal Reserve hinted about its concerns for deflation. But at the conclusion of its June meeting, the Fed reduced rates by just 25 basis points, and not the expected one half point cut universally assumed. Soon after, Chairman Greenspan, in testimony to congressional banking committees, expressed optimism for economic growth in excess of 4% in 2004. Was this a Fed that was taking rates to zero? Obviously not, and

LETTER TO SHAREHOLDERS continued

the market drove the yield on the 10-year Treasury from 3.1% to 4.6% in just six weeks.

The bond market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." In addition, the majority of economic data remained strong during the summer months and equities, despite the volatility in the bond market, managed to hold onto much of their YTD gains. Moreover, when sovereign government bonds from major non-U.S. countries became relatively expensive in the second half of the period, rising expectations of a global economic recovery helped lift the performance of corporate bonds as well as equities. Solid economic growth resulted in significantly higher corporate profit growth, and the equity markets finished the period at the highest levels in more than a year.

As always, we recommend that investors attempt to participate in the financial markets with a fully diversified, long-term emphasis in their investment portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of October 31, 2003

MANAGEMENT TEAM

William E. Zieff
Global Structured Products Team
Lead Manager

Mathew W. Kiselak
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 11/2/1993

	Class A	Class B	Class C	Class I
Class inception date	1/17/1995	1/6/1995	3/3/1995	11/2/1993

Average annual return *

1 year with sales charge	5.78%	6.49%	9.29%	N/A

1 year w/o sales charge	12.22%	11.49%	11.42%	12.55%

5 year	0.29%	0.37%	0.56%	1.77%

Since portfolio inception	6.76%	6.72%	6.61%	7.66%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Tax Strategic Foundation Fund Class A shares,1 versus a similar investment in the Standard and Poor's 500 Index (S&P 500), the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The S&P 500 and the LBMBI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 12.22% for the twelve-month period ended October 31, 2003, excluding any applicable sales charges. During the same period, Standard and Poor's 500 Index (S&P 500) returned 20.80% and the Lehman Brothers Municipal Bond Index returned 5.11%.

The U.S. equity market rallied strongly during the period, boosted by strong returns across all sectors in the S&P 500. The resolution to the war with Iraq and improved economic data fueled market returns. Information technology recorded the highest returns. Many technology companies outperformed during the period on second and third quarter earnings reports that exceeded expectations. Materials also posted strong performance during the period, aided in part by gold stocks. Gold benefited from a weaker U.S. dollar and from its perceived safe haven status during this period of geopolitical uncertainty.

During the twelve-month period, we maintained our long-term discipline and invested in a portfolio that was broadly diversified with respect to sectors and industries. Later in the period, as economic data indicated a sustainable economic recovery, we worked to ensure the portfolio's exposure to cyclical stocks remained at least as high as the market index. We also added to positions in companies with improved earnings prospects and trimmed selected positions that had realized significant returns during the year, but had become relatively more expensive.

The equity portion of the fund outperformed the S&P 500 during the one year period. Both stock selection and sector allocation contributed positively to the outperformance. The top performing stock selection decisions were in the healthcare and financial sectors. Within the healthcare sector, decisions to overweight Barr Laboratories positively impacted performance. Many biotechnology companies rose during the period on new product announcements. Within financials, the best stock selection was Countrywide Financial, boosted by a flurry of refinancing activity as interest rates fell to 40 year lows. In terms of sector allocation, a small active weight in technology was the primary performance contributor as the sector dramatically outperformed the broader market. Additionally, the portfolio's overweight position in Freeport-McMoRan Copper & Gold contributed significantly to the fund's performance during the period.

Municipal bonds performed quite well for the period. This past year, in an effort to avoid capital gains, portfolio adjustments were avoided causing duration to fall short of the target. This should not have had a dramatic impact on performance due the modest drop in interest rates when compared to last October.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

All data is as of October 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,		Year Ended March 31,
CLASS A	2003	2002[1]	2002	2001	2000	1999
Net asset value, beginning of period	$13.65	$14.93	$15.18	$17.18	$16.17	$16.36
Income from investment operations
Net investment income	0.27	0.19	0.34	0.35	0.36	0.34
Net realized and unrealized gains or losses on securities and futures contracts	1.38	-1.31	-0.25	-2.00	1.00	-0.16
Total from investment operations	1.65	-1.12	0.09	-1.65	1.36	0.18
Distributions to shareholders from
Net investment income	-0.27	-0.16	-0.34	-0.35	-0.35	-0.34
Net realized gains	0	0	0	0	0	-0.03
Total distributions to shareholders	-0.27	-0.16	-0.34	-0.35	-0.35	-0.37
Net asset value, end of period	$15.03	$13.65	$14.93	$15.18	$17.18	$16.17
Total return[2]	12.22%	-7.52%	0.62%	-9.69%	8.54%	1.19%
Ratios and supplemental data
Net assets, end of period (millions)	$36	$35	$44	$57	$78	$82
Ratios to average net assets
Expenses[3]	1.39%	1.36%[4]	1.31%	1.29%	1.30%	1.33%
Net investment income	1.89%	2.21%[4]	2.19%	2.10%	2.15%	2.18%
Portfolio turnover rate	40%	18%	21%	31%	120%	64%

[1]   For the seven months ended October 31, 2002. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,		Year Ended March 31,
CLASS B	2003	2002[1]	2002	2001	2000	1999
Net asset value, beginning of period	$13.62	$14.90	$15.16	$17.14	$16.14	$16.33
Income from investment operations
Net investment income	0.16	0.12	0.22	0.23	0.23	0.22
Net realized and unrealized gains or losses on securities and futures contracts	1.39	-1.29	-0.25	-1.98	1.00	-0.15
Total from investment operations	1.55	-1.17	-0.03	-1.75	1.23	0.07
Distributions to shareholders from
Net investment income	-0.17	-0.11	-0.23	-0.23	-0.23	-0.23
Net realized gains	0	0	0	0	0	-0.03
Total distributions to shareholders	-0.17	-0.11	-0.23	-0.23	-0.23	-0.26
Net asset value, end of period	$15.00	$13.62	$14.90	$15.16	$17.14	$16.14
Total return[2]	11.49%	-7.89%	-0.21%	-10.30%	7.69%	0.41%
Ratios and supplemental data
Net assets, end of period (millions)	$81	$95	$125	$155	$209	$244
Ratios to average net assets
Expenses[3]	2.11%	2.11%[4]	2.06%	2.04%	2.05%	2.08%
Net investment income	1.17%	1.46%[4]	1.44%	1.35%	1.39%	1.42%
Portfolio turnover rate	40%	18%	21%	31%	120%	64%

[1]   For the seven months ended October 31, 2002. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,		Year Ended March 31,
CLASS C	2003	2002[1]	2002	2001	2000	1999
Net asset value, beginning of period	$13.61	$14.88	$15.14	$17.12	$16.11	$16.30
Income from investment operations
Net investment income	0.15	0.12	0.22	0.23	0.23	0.22
Net realized and unrealized gains or losses on securities and futures contracts	1.39	-1.28	-0.25	-1.98	1.01	-0.15
Total from investment operations	1.54	-1.16	-0.03	-1.75	1.24	0.07
Distributions to shareholders from
Net investment income	-0.17	-0.11	-0.23	-0.23	-0.23	-0.23
Net realized gains	0	0	0	0	0	-0.03
Total distributions to shareholders	-0.17	-0.11	-0.23	-0.23	-0.23	-0.26
Net asset value, end of period	$14.98	$13.61	$14.88	$15.14	$17.12	$16.11
Total return[2]	11.42%	-7.83%	-0.21%	-10.31%	7.77%	0.41%
Ratios and supplemental data
Net assets, end of period (millions)	$12	$16	$21	$28	$37	$45
Ratios to average net assets
Expenses[3]	2.11%	2.11%[4]	2.06%	2.04%	2.05%	2.08%
Net investment income	1.17%	1.46%[4]	1.44%	1.35%	1.39%	1.42%
Portfolio turnover rate	40%	18%	21%	31%	120%	64%

[1]   For the seven months ended October 31, 2002. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,		Year Ended March 31,
CLASS I1	2003[2]	2002[2,3]	2002	2001	2000[2]	1999
Net asset value, beginning of period	$13.69	$14.96	$15.22	$17.22	$16.20	$16.39
Income from investment operations
Net investment income	0.31	0.20	0.52	0.46	0.40	0.37
Net realized and unrealized gains or losses on securities and futures contracts	1.39	-1.29	-0.40	-2.06	1.02	-0.15
Total from investment operations	1.70	-1.09	0.12	-1.60	1.42	0.22
Distributions to shareholders from
Net investment income	-0.31	-0.18	-0.38	-0.40	-0.40	-0.38
Net realized gains	0	0	0	0	0	-0.03
Total distributions to shareholders	-0.31	-0.18	-0.38	-0.40	-0.40	-0.41
Net asset value, end of period	$15.08	$13.69	$14.96	$15.22	$17.22	$16.20
Total return	12.55%	-7.32%	0.82%	-9.44%	8.86%	1.38%
Ratios and supplemental data
Net assets, end of period (millions)	$2	$3	$4	$5	$8	$24
Ratios to average net assets
Expenses[4]	1.11%	1.11%[5]	1.06%	1.04%	1.04%	1.08%
Net investment income	2.17%	2.45%[5]	2.44%	2.35%	2.42%	2.42%
Portfolio turnover rate	40%	18%	21%	31%	120%	64%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   For the seven months ended October 31, 2002. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 51.6%
AIRPORT 0.8%
Atlanta, GA Arpt. RRB, Ser. A, 5.75%, 01/01/2020, (Insd. by FGIC)	AAA	$1,000,000	$ 1,098,790
EDUCATION 5.1%
Massachusetts Hlth. & Edl. Facs. Auth. RB, Univ. of MA Proj., Ser. A, 5.75%, 10/01/2019, (Insd. by FGIC)	AAA	1,000,000	1,125,110
New York Dormitory Auth. RB, Univ. Edl. Facs. Proj., 5.75%, 05/15/2013, (Insd. by FGIC)	AAA	4,755,000	5,584,415
6,709,525
GENERAL OBLIGATION - LOCAL 13.7%
Clark Cnty., WA GO, Sch. Dist. 117 Proj.:
5.50%, 12/01/2016, (Insd. by FSA)	AAA	3,500,000	4,044,180
5.50%, 12/01/2017, (Insd. by FSA)	AAA	2,000,000	2,310,960
Cranston, RI GO, 5.50%, 07/15/2015, (Insd. by MBIA)	AAA	3,025,000	3,251,663
New York, NY GO:
Ser. E2, 3.30%, 08/01/2020, (LOC: J.P. Morgan Chase & Co.)	AA	3,400,000	3,400,000
Ser. F, 5.25%, 08/01/2016, (Insd. by MBIA)	AAA	2,500,000	2,721,600
Pittsburgh, PA GO, Ser. A, 5.50%, 09/01/2014, (Insd. by AMBAC)	AAA	2,000,000	2,242,720
17,971,123
GENERAL OBLIGATION - STATE 3.3%
Nevada GO, Colorado River Commission Proj., Ser. A, 5.625%, 09/15/2024, (Insd. by FGIC)	AAA	4,010,000	4,305,096
HOSPITAL 7.5%
Massachusetts Hlth. & Edl. Facs. Auth. RB, Beth Israel Deaconess Hosp. Proj., Ser. G, 5.75%, 07/01/2012, (Insd. by AMBAC)	AAA	2,500,000	2,534,225
New York, NY Hlth. & Hosp. Corp. RB, Ser. A, 5.125%, 02/15/2014, (Insd. by AMBAC)	AAA	2,000,000	2,124,360
Oklahoma Indl. Auth. RRB, Hlth. Sys. Proj., Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	AAA	4,010,000	4,646,267
Salt Lake City, UT Hosp. RRB, 6.30%, 02/15/2015, (Insd. by MBIA)	AAA	500,000	592,500
9,897,352
HOUSING 1.4%
Missouri Hsg. Dev. Commission SFHRB, Ser. B, 6.25%, 09/01/2015, (Coll.: GNMA/FNMA)	AAA	305,000	319,655
New York Mtge. Agcy. SFHRB, Ser. 63, 5.60%, 04/01/2010	NR	500,000	532,010
North Carolina HFA SFHRB, 5.80%, 09/01/2012, (Insd. by FHA)	AA	445,000	473,316
Puerto Rico Hsg. Bank & Fin. Agcy. SFHRB, 5.85%, 04/01/2009, (Coll.: GNMA/FNMA/FHLMC)	AAA	350,000	366,464
Utah HFA SFHRB, Ser. B-1, Class 1, 6.00%, 07/01/2016, (Insd. by FHA)	AAA	175,000	184,630
1,876,075
LEASE 4.2%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2015, (Insd. by AMBAC)	AAA	2,000,000	2,317,860
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Hillsborough Cnty., FL Sch. Board COP, Master Lease Proj., Ser. A, 5.375%, 07/01/2021, (Insd. by MBIA)	AAA	$2,500,000	$ 2,660,525
St. Louis, MO Muni. Fin. Corp. Leasehold RB, City Justice Ctr. Proj., Ser. A, 5.95%, 02/15/2016, (Insd. by AMBAC)	AAA	500,000	558,620
5,537,005
PORT AUTHORITY 4.1%
Alabama Docks Dept. Facs. RRB, 5.50%, 10/01/2022, (Insd. by MBIA)	AAA	5,000,000	5,354,150
PRE-REFUNDED 1.3%
New Jersey Turnpike Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	AAA	1,095,000	1,333,984
New York Env. Facs. RRB, Clean Wtr. & Drinking Proj., 6.00%, 06/15/2017	AAA	370,000	435,286
1,769,270
RESOURCE RECOVERY 2.1%
Washington Pub. Pwr. Supply Sys. RRB, Nuclear Proj., Ser. C, 5.50%, 07/01/2017, (Insd. by MBIA)	AAA	2,500,000	2,739,025
SPECIAL TAX 1.7%
Washington, DC Convention Ctr. Auth. RB, 5.25%, 10/01/2014, (Insd. by AMBAC)	AAA	2,000,000	2,173,160
TRANSPORTATION 3.9%
New Jersey Turnpike Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	AAA	305,000	371,273
New York, NY Trans. Auth. COP, Ser. A, 5.40%, 01/01/2019, (Insd. by AMBAC)	AAA	2,500,000	2,699,425
Wisconsin Trans. RB, Ser. A, 5.50%, 07/01/2016, (Insd. by FGIC)	AAA	1,800,000	1,997,640
5,068,338
WATER & SEWER 2.5%
New York Env. Facs. RRB, Clean Wtr. & Drinking Proj., 6.00%, 06/15/2017	AAA	2,885,000	3,287,977
Total Municipal Obligations			67,786,886

		Shares	Value

COMMON STOCKS 47.8%
CONSUMER DISCRETIONARY 5.3%
Auto Components 0.2%
Johnson Controls, Inc.		2,090	224,738
Automobiles 0.1%
Harley-Davidson, Inc.		2,775	131,563
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure 0.7%
International Game Technology, Inc.	14,083	$ 461,218
Yum! Brands, Inc. *	11,836	404,081
865,299
Household Durables 0.3%
Black & Decker Corp.	2,966	141,804
Centex Corp.	2,995	292,013
433,817
Media 1.6%
Comcast Corp., Class A *	7,801	264,610
Knight-Ridder, Inc.	2,499	183,227
McGraw-Hill Companies, Inc.	4,810	322,029
Omnicom Group, Inc.	4,404	351,439
Time Warner, Inc. *	28,670	438,364
Viacom, Inc., Class B	9,425	375,775
Walt Disney Co.	6,539	148,043
2,083,487
Multi-line Retail 0.4%
Dollar General Corp.	11,071	248,765
Federated Department Stores, Inc.	6,015	286,013
534,778
Specialty Retail 1.8%
Advance Auto Parts, Inc. *	2,841	222,223
Best Buy Co., Inc.	10,543	614,762
Gap, Inc.	11,433	218,142
Lowe's Companies, Inc.	15,266	899,625
Michaels Stores, Inc.	4,091	194,200
RadioShack Corp.	9,507	285,115
2,434,067
Textiles, Apparel & Luxury Goods 0.2%
Nike, Inc., Class B	4,893	312,663
CONSUMER STAPLES 5.1%
Beverages 1.1%
Coca-Cola Co.	17,138	795,203
PepsiCo, Inc.	13,630	651,787
1,446,990
Food & Staples Retailing 1.8%
Albertsons, Inc.	8,134	165,039
CVS Corp.	14,711	517,533
Wal-Mart Stores, Inc.	28,892	1,703,183
2,385,755
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 0.7%
Archer-Daniels Midland Co.	17,904	$ 256,922
Dean Foods Co. *	15,159	458,560
Hershey Foods Corp.	2,611	201,308
916,790
Household Products 0.9%
Procter & Gamble Co.	12,242	1,203,266
Tobacco 0.6%
Altria Group, Inc.	15,059	700,244
ENERGY 2.4%
Oil & Gas 2.4%
Apache Corp.	3,896	271,629
ChevronTexaco Corp.	4,462	331,526
ConocoPhillips	4,485	256,318
Devon Energy Corp.	2,754	133,569
Exxon Mobil Corp.	35,822	1,310,369
Kerr-McGee Corp.	3,732	154,878
Marathon Oil Corp.	11,782	348,394
Occidental Petroleum Corp.	5,446	192,026
Pogo Producing Co.	4,819	201,482
3,200,191
FINANCIALS 10.4%
Capital Markets 1.5%
Bear Stearns Companies, Inc.	6,556	499,895
J.P. Morgan Chase & Co.	10,910	391,669
Lehman Brothers Holdings, Inc.	6,473	466,056
Merrill Lynch & Co., Inc.	11,311	669,611
2,027,231
Commercial Banks 1.9%
Bank of America Corp.	16,455	1,246,137
FleetBoston Financial Corp.	7,058	285,073
U.S. Bancorp	24,426	664,876
Wells Fargo & Co.	5,536	311,787
2,507,873
Consumer Finance 0.3%
Capital One Financial Corp.	6,656	404,685
Diversified Financial Services 2.0%
CIT Group, Inc.	8,114	272,793
Citigroup, Inc.	48,433	2,295,724
2,568,517
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 2.0%
Ace, Ltd.	7,541	$ 271,476
Allstate Corp.	10,698	422,571
American International Group, Inc.	11,256	684,702
Fidelity National Financial, Inc.	8,961	277,074
MetLife, Inc.	14,494	455,112
Prudential Financial, Inc.	5,226	201,933
Travelers Property Casualty Corp., Class B	20,200	330,674
2,643,542
Real Estate 0.2%
Equity Office Properties Trust REIT	9,193	257,496
Thrifts & Mortgage Finance 2.5%
Countrywide Financial Corp.	8,253	867,555
Fannie Mae	6,444	461,970
Freddie Mac	9,665	542,497
Golden West Financial Corp.	4,626	464,589
Sovereign Bancorp, Inc.	10,814	225,039
Washington Mutual, Inc.	15,717	687,619
3,249,269
HEALTH CARE 6.4%
Biotechnology 0.6%
Amgen, Inc. *	9,844	607,966
Biogen, Inc. *	5,030	203,564
811,530
Health Care Equipment & Supplies 0.5%
Boston Scientific Corp. *	3,659	247,787
Guidant Corp.	7,055	359,876
607,663
Health Care Providers & Services 1.2%
Aetna, Inc.	7,200	413,352
AmerisourceBergen Corp.	4,282	243,089
Health Net, Inc., Class A *	11,240	355,072
McKesson Corp.	11,314	342,475
Wellpoint Health Networks, Inc., Class A *	2,838	252,298
1,606,286
Pharmaceuticals 4.1%
Abbott Laboratories, Inc.	7,724	329,197
Barr Laboratories, Inc. *	8,383	643,563
Bristol-Myers Squibb Co.	16,252	412,313
Johnson & Johnson Co.	24,371	1,226,592
King Pharmaceuticals, Inc. *	19,939	267,183
Merck & Co., Inc.	10,860	480,555
Mylan Laboratories, Inc.	7,382	178,263
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Pfizer, Inc.	40,983	$ 1,295,063
Watson Pharmaceuticals, Inc. *	4,733	185,865
Wyeth	7,124	314,453
5,333,047
INDUSTRIALS 5.0%
Aerospace & Defense 0.9%
L-3 Communications Holdings, Inc. * (p)	3,992	186,586
Lockheed Martin Corp.	4,911	227,674
United Technologies Corp.	9,218	780,672
1,194,932
Air Freight & Logistics 0.6%
FedEx Corp.	8,688	658,203
Ryder System, Inc.	5,475	164,250
822,453
Building Products 0.6%
American Standard Companies, Inc. *	4,729	452,565
Masco Corp.	12,612	346,830
799,395
Commercial Services & Supplies 0.4%
Cendant Corp. *	26,718	545,849
Construction & Engineering 0.2%
Jacobs Engineering Group, Inc. *	5,105	236,464
Industrial Conglomerates 1.5%
3M Co.	3,280	258,693
General Electric Co.	53,463	1,550,962
Tyco International, Ltd.	9,700	202,536
2,012,191
Machinery 0.6%
ITT Industries, Inc.	2,671	181,601
Paccar, Inc.	3,640	287,415
SPX Corp. *	5,659	272,311
741,327
Road & Rail 0.2%
Union Pacific Corp.	3,520	220,352
INFORMATION TECHNOLOGY 9.0%
Communications Equipment 1.6%
Andrew Corp. *	9,254	121,042
Cisco Systems, Inc. *	60,636	1,272,143
QLogic Corp. *	2,468	138,331
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Communications Equipment continued
QUALCOMM, Inc.	8,970	$ 426,075
Scientific-Atlanta, Inc.	4,674	138,351
2,095,942
Computers & Peripherals 1.8%
Dell, Inc. *	13,200	476,784
EMC Corp. *	18,635	257,908
Hewlett-Packard Co.	25,935	578,610
International Business Machines Corp.	10,095	903,301
Lexmark International Group, Inc., Class A *	1,222	89,951
Sun Microsystems, Inc. *	19,374	76,721
2,383,275
Electronic Equipment & Instruments 0.3%
CDW Corp.	1,700	102,085
Jabil Circuit, Inc. *	5,930	165,150
Sanmina Corp. *	13,261	139,904
407,139
Internet Software & Services 0.1%
Yahoo!, Inc. *	3,498	152,863
IT Services 0.4%
Affiliated Computer Services, Inc., Class A *	3,352	164,013
First Data Corp.	9,000	321,300
485,313
Semiconductors & Semiconductor Equipment 2.3%
Altera Corp. *	5,976	120,895
Applied Materials, Inc. *	5,164	120,683
Intel Corp.	57,847	1,911,843
Maxim Integrated Products, Inc.	1,478	73,472
Micron Technology, Inc. *	17,086	245,013
National Semiconductor Corp. *	5,267	213,998
Texas Instruments, Inc.	11,773	340,475
3,026,379
Software 2.5%
Adobe Systems, Inc.	4,121	180,665
Citrix Systems, Inc. *	10,600	267,968
Electronic Arts, Inc. *	2,830	280,283
Microsoft Corp.	70,443	1,842,085
Oracle Corp. *	21,276	254,461
Symantec Corp. *	4,126	274,998
Veritas Software Corp. *	4,382	158,409
3,258,869
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003

	Shares	Value

COMMON STOCKS continued
MATERIALS 1.4%
Chemicals 0.5%
Monsanto Co.	15,213	$ 381,085
Praxair, Inc.	4,415	307,196
688,281
Containers & Packaging 0.2%
Ball Corp.	5,358	301,120
Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc., Class B (p)	11,372	440,665
Paper & Forest Products 0.3%
Georgia-Pacific Corp.	14,018	368,393
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 0.9%
AT&T Corp.	14,162	263,272
BellSouth Corp.	4,245	111,686
SBC Communications, Inc.	7,278	174,526
Sprint Corp.	12,770	204,320
Verizon Communications, Inc.	13,934	468,182
1,221,986
Wireless Telecommunications Services 0.7%
AT&T Wireless Services, Inc. *	56,384	408,784
Nextel Communications, Inc., Class A *	21,776	526,979
935,763
UTILITIES 1.2%
Electric Utilities 0.8%
Cinergy Corp.	6,300	228,753
Entergy Corp.	8,777	473,080
PPL Corp.	4,593	183,353
Public Service Enterprise Group, Inc.	3,350	136,914
1,022,100
Gas Utilities 0.4%
NiSource, Inc.	8,615	178,417
Sempra Energy	12,025	334,295
512,712
Total Common Stocks		62,764,550
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003

	Credit Rating (v)	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.4%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills, 0.91%, 11/06/2003 (f)	AAA	$ 200,000	$ 199,985

		Shares	Value

MUTUAL FUND SHARES 0.2%
Navigator Prime Portfolio (pp)		291,670	291,670
Total Short-Term Investments			491,655
Total Investments (cost $110,013,692) 99.8%			131,043,091
Other Assets and Liabilities 0.2%			293,471
Net Assets 100.0%			$ 131,336,562

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(f)	All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
REIT	Real Estate Investment Trust
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

Assets
Identified cost of securities	$ 110,013,692
Net unrealized gains on securities	21,029,399

Market value of securities	131,043,091
Cash	356,559
Receivable for Fund shares sold	32,923
Interest and dividends receivable	1,023,003
Receivable for daily variation margin on open futures contracts	550
Receivable for securities lending income	37
Prepaid expenses and other assets	29,246

Total assets	132,485,409

Liabilities
Payable for Fund shares redeemed	805,856
Payable for securities on loan	291,670
Advisory fee payable	8,120
Distribution Plan expenses payable	8,558
Due to other related parties	1,083
Accrued expenses and other liabilities	33,560

Total liabilities	1,148,847

Net assets	$ 131,336,562

Net assets represented by
Paid-in capital	$ 120,463,258
Undistributed net investment income	134,554
Accumulated net realized losses on securities and futures contracts	(10,314,865)
Net unrealized gains on securities and futures contracts	21,053,615

Total net assets	$ 131,336,562

Net assets consists of
Class A	$ 36,201,196
Class B	80,897,304
Class C	11,929,094
Class I	2,308,968

Total net assets	$ 131,336,562

Shares outstanding
Class A	2,408,042
Class B	5,394,520
Class C	796,559
Class I	153,154

Net asset value per share
Class A	$ 15.03
Class A -- Offering price (based on sales charge of 5.75%)	$ 15.95
Class B	$ 15.00
Class C	$ 14.98
Class C -- Offering price (based on sales charge of 1.00%)	$ 15.13
Class I	$ 15.08

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 2003

Investment income
Interest	$ 3,487,436
Dividends	1,067,209

Total investment income	4,554,645

Expenses
Advisory fee	1,040,344
Distribution Plan expenses
Class A	99,526
Class B	863,673
Class C	143,286
Administrative services fee	138,712
Transfer agent fees	241,816
Trustees' fees and expenses	2,522
Printing and postage expenses	30,339
Custodian fees	33,194
Registration and filing fees	32,698
Professional fees	18,608
Other	2,147

Total expenses	2,646,865
Less: Expense reductions	(355)

Net expenses	2,646,510

Net investment income	1,908,135

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains or losses on:
Securities	(7,093,001)
Futures contracts	247,481

Net realized losses on securities and futures contracts	(6,845,520)
Net change in unrealized gains or losses on securities and futures contracts	19,849,397

Net realized and unrealized gains or losses on securities and futures contracts	13,003,877

Net increase in net assets resulting from operations	$ 14,912,012

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2003		2002 (a)

Operations
Net investment income		$ 1,908,135		$ 1,634,404
Net realized losses on securities and futures contracts		(6,845,520)		(1,768,692)
Net change in unrealized gains or losses on securities and futures contracts		19,849,397		(14,317,841)

Net increase (decrease) in net assets resulting from operations		14,912,012		(14,452,129)

Distributions to shareholders from
Net investment income
Class A		(670,420)		(438,100)
Class B		(1,056,949)		(805,495)
Class C		(176,793)		(139,352)
Class I		(55,287)		(43,074)

Total distributions to shareholders		(1,959,449)		(1,426,021)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	89,050	1,236,779	46,517	661,787
Class B	98,417	1,384,890	48,433	683,461
Class C	52,817	723,732	33,742	472,808
Class I	7,244	98,870	3,640	49,800

		3,444,271		1,867,856

Net asset value of shares issued in reinvestment of distributions
Class A	42,644	603,672	27,632	384,795
Class B	59,768	840,809	46,684	649,844
Class C	9,393	131,775	7,732	107,501
Class I	2,240	31,837	2,016	28,118

		1,608,093		1,170,258

Automatic conversion of Class B shares to Class A shares
Class A	311,211	4,329,066	117,635	1,650,640
Class B	(312,041)	(4,329,066)	(117,885)	(1,650,640)

		0		0

Payment for shares redeemed
Class A	(611,638)	(8,601,993)	(564,994)	(7,926,834)
Class B	(1,409,505)	(19,749,925)	(1,407,578)	(19,730,781)
Class C	(466,617)	(6,564,019)	(270,353)	(3,759,593)
Class I	(86,299)	(1,211,867)	(22,341)	(305,802)

		(36,127,804)		(31,723,010)

Net decrease in net assets resulting from capital share transactions		(31,075,440)		(28,684,896)

Total decrease in net assets		(18,122,877)		(44,563,046)
Net assets
Beginning of period		149,459,439		194,022,485

End of period		$ 131,336,562		$ 149,459,439

Undistributed net investment income		$ 134,554		$ 185,868

(a) For the seven months ended October 31, 2002. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	March 31, 2002 (a)

Operations
Net investment income		$ 3,591,840
Net realized losses on securities		(1,412,563)
Net change in unrealized gains or losses on securities		(2,152,213)

Net increase in net assets resulting from operations		27,064

Distributions to shareholders from
Net investment income
Class A		(1,110,277)
Class B		(2,040,478)
Class C		(353,010)
Class I		(111,345)

Total distributions to shareholders		(3,615,110)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	206,615	3,132,606
Class B	210,363	3,181,566
Class C	116,826	1,766,631
Class I	9,999	150,603

		8,231,406

Net asset value of shares issued in reinvestment of distributions
Class A	65,403	972,715
Class B	111,732	1,659,782
Class C	18,093	268,335
Class I	3,431	51,215

		2,952,047

Automatic conversion of Class B shares to Class A shares
Class A	35,721	544,053
Class B	(35,804)	(544,053)

		0

Payment for shares redeemed
Class A	(1,090,187)	(16,417,225)
Class B	(2,123,440)	(32,038,188)
Class C	(568,413)	(8,565,225)
Class I	(124,355)	(1,884,928)

		(58,905,566)

Net decrease in net assets resulting from capital share transactions		(47,722,113)

Total decrease in net assets		(51,310,159)
Net assets
Beginning of period		245,332,644

End of period		$ 194,022,485

Overdistributed net investment income		$ (16,691)

(a) Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Tax Strategic Foundation Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.75% and declining to 0.60% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.17% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2003, the Fund paid brokerage commissions of $3,823 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $53,981,979 and $84,655,232, respectively, for the year ended October 31, 2003.

At October 31, 2003, the Fund had open futures contracts outstanding as follows:

		Initial	Value at	Unrealized
Expiration	Contracts	Contract Amount	October 31, 2003	Gain

December 2003	11 S&P 500	$ 552,975	$ 577,191	$ 24,216

During the year ended October 31, 2003, the Fund loaned securities to certain brokers. At October 31, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $287,336 and $291,670, respectively. During the year ended October 31, 2003, the Fund earned $1,098 in income from securities lending, which is included in dividend income on the Statement of Operations.

On October 31, 2003, the aggregate cost of securities for federal income tax purposes was $110,095,636. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,560,118 and $612,663, respectively, with a net unrealized appreciation of $20,947,455.

As of October 31, 2003, the Fund had $10,208,705 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2009	2010	2011

$155,004	$1,489,903	$1,652,236	$6,911,562

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended October 31, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Exempt-Interest	Unrealized	Capital Loss
Income	Income	Appreciation	Carryover

$71,948	$62,606	$20,947,455	$10,208,705

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended October 31,
	2003	2002*

Ordinary Income	$ 471,052	$ 290,766
Exempt-Interest Income	1,488,397	1,135,255

* For the seven months ended October 31, 2002. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended October 31, 2003, the Fund had no borrowings under this agreement.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Tax Strategic Foundation Fund, a series of Evergreen Equity Trust, as of October 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for the each of the years or periods in the two year period then ended October 31, 2003, and the financial highlights for each of the years or periods in the two year period then ended October 31, 2003 and the four years ended March 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Tax Strategic Foundation Fund as of October 31, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
December 5, 2003

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100.00% of ordinary income dividends paid during the fiscal year ended October 31, 2003 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the ten month period ended October 31, 2003, the Fund designates 100.00% of ordinary income distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2003 year-end tax information will be reported to you on your 2003 Form 1099-DIV, which shall be provided to you in early 2004.

For the fiscal year ended October 31, 2003, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 75.96%.

This page left intentionally blank

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of October 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564351 rv1   12/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Technology Fund

Evergreen Technology Fund: Annual Report as of October 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
20	INDEPENDENT AUDITORS' REPORT
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

December 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Evergreen Shareholder,

We are pleased to provide the annual report for the Evergreen Technology Fund, which covers the 12-month period ended October 31, 2003.

The beginning of the most recent 12-month investment period was characterized by little optimism and plenty of doubt. The financial markets remained volatile in the summer of 2002, and stocks continued to swoon. Economic data was mixed and questions of corporate credibility remained fresh in everyone's mind. Fears of terror were pervasive and the U.S. was pressuring the United Nations to take action on Iraq. As a result, investors faced a huge challenge in October as the major equity market indexes dropped below their five-year lows achieved the previous July. Fortunately, equities rallied handsomely at this critical juncture as improving fundamentals, including signs of economic and profit growth, became more evident. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism for investors was premature.

Ordinarily a healthy experience after such a surge, this pullback was accompanied by slower economic growth. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and investors sought solace in U.S. Treasuries, which continued to perform well. In addition to the weak economic fundamentals, the uncertain geopolitical environment provided yet another major uncertainty with which investors had to contend in the New Year. As investors wrestled with these issues, global tensions worsened throughout early 2003. When the diplomatic efforts

1

LETTER TO SHAREHOLDERS continued

unraveled at the United Nations and war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March.

While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role than the war itself. Ironically, as war approached and immediately after the conflict's inception, money poured back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000, a broad market index, expanded by $1 trillion. Overall market trends remained solid, though, and the administration again focused on the domestic economy and the proposed changes to fiscal policy. The passage of the new tax law resulted in greater optimism for equity performance, as many investors found comfort in the possibility that dividends could become a larger portion of total return potential. The monetary and fiscal stimulus being applied to the U.S. and international economy, through interest-rate reductions and tax cuts, encouraged hopes that global economic growth would begin to accelerate. After three years of persistent dismay, the renewed confidence of investors was a refreshing experience.

Yet just as the equity markets had strengthened their foundation, misperceptions about monetary policy threatened the financial markets. While currency movements were volatile, the weakening of the U.S. dollar on international currency exchanges relative to most foreign currencies, including the euro, the British pound sterling and the Japanese yen, helped the performance of investments denominated in those currencies. At the conclusion of its May meeting, the Federal Reserve hinted about its concerns for deflation. But at the conclusion of its June meeting, the Fed reduced rates by just 25 basis points, and not the expected one half point cut universally assumed. Soon after, Chairman Greenspan, in testimony to congressional banking committees, expressed optimism for economic growth in excess of 4% in 2004. Was this a Fed that was taking rates to zero? Obviously not, and

2

LETTER TO SHAREHOLDERS continued

the market drove the yield on the 10-year Treasury from 3.1% to 4.6% in just six weeks.

The bond market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." In addition, the majority of economic data remained strong during the summer months and equities, despite the volatility in the bond market, managed to hold onto much of their YTD gains. Moreover, when sovereign government bonds from major non-U.S. countries became relatively expensive in the second half of the period, rising expectations of a global economic recovery helped lift the performance of corporate bonds as well as equities. Solid economic growth resulted in significantly higher corporate profit growth, and the equity markets finished the period at the highest levels in more than a year.

As always, we recommend that investors attempt to participate in the financial markets with a fully diversified, long-term emphasis in their investment portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of October 31, 2003

MANAGEMENT TEAM

John L. Rutledge
Large Cap Core Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/22/1999

	Class A	Class B	Class C	Class I
Class inception date	12/22/1999	12/22/1999	12/22/1999	12/22/1999

Average annual return*

1 year with sales charge	23.06%	24.65%	27.30%	N/A

1 year w/o sales charge	30.52%	29.65%	29.71%	31.18%

Since portfolio inception	-13.62%	-13.61%	-13.19%	-12.02%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Technology Fund Class A shares,1 versus a similar investment in the Merrill Lynch 100 Technology Index (ML 100 Technology), the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The ML 100 Technology and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 30.52% for the twelve-month period ended October 31, 2003, excluding any applicable sales charges. During the same period, the Merrill Lynch 100 Technology Index returned 69.90% and the Standard and Poor's 500 Index returned 20.80%.

Technology stocks rose on greatly heightened expectations for the sector, despite minimal fundamental evidence to support the optimism. The period began in the fall of 2002 with investors realizing that after two years, the fundamental qualities of the sector finally had stopped deteriorating. Although there was little evidence that the revenues and earnings of technology corporations were beginning to increase, the fundamentals in the industry had finally begun to stabilize.

Over the ensuing 12 months, fundamentals began to improve slightly, principally because of strength in the consumer products industry rather than any increase in corporate information technology spending. Investor optimism was fueled, however, and technology stocks took off in a remarkable rally in which company fundamentals played a minor role. The better-quality companies, which successfully had weathered the industry recession of the prior two years, were the laggards. Conversely, performance tended to be led by the companies, which over the previous two years, had the weakest fundamentals and the poorest stock performance. Investors relied on hopes that the most depressed parts of the sector would recover the fastest, consistent with historical trends. As a result, stock prices in these depressed areas such as semiconductors and communications technology leapt forward. In contrast, despite having more stable earnings, the information technology services industry and the computer hardware industry realized relatively marginal increases.

Consistent with our long-term focus, we concentrated on the mid-sized and large companies with a proven earnings track record within the technology universe. We maintained the emphasis that had served us very well during the previous two years, concentrating on corporations with steady and predictable earnings that had reasonable stock price/earnings ratios in relation to their earnings growth. We de-emphasized companies with the greatest losses and the weakest prospects for material earnings in the coming 12 months. This focus on companies with sustainable earnings led us to underweight the very companies that posted the best stock price performance over the 12-month period. For example, our approach led us to be underweighted in semiconductors and overweighted in information technology services. As a result, fund performance lagged in comparison to industry benchmarks, despite strong returns on an absolute basis.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

All data is as of October 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,
CLASS A	2003[1]	2002[1]	2001[1]	2000[1,2]
Net asset value, beginning of period	$4.62	$6.30	$9.97	$10.00
Income from investment operations
Net investment loss	-0.12	-0.13	-0.15	-0.10
Net realized and unrealized gains or losses on securities	1.53	-1.55	-3.52	0.07[3]
Total from investment operations	1.41	-1.68	-3.67	-0.03
Net asset value, end of period	$6.03	$4.62	$6.30	$9.97
Total return[4]	30.52%	-26.67%	-36.81%	-0.30%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,170	$5,267	$4,732	$4,645
Ratios to average net assets
Expenses[5]	2.80%	2.69%	2.53%	1.72%[6]
Net investment loss	-2.35%	-2.34%	-1.96%	-1.19%[6]
Portfolio turnover rate	202%	214%	368%	185%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

[3]   The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,
CLASS B	2003[1]	2002[1]	2001[1]	2000[1,2]
Net asset value, beginning of period	$4.52	$6.22	$9.90	$10.00
Income from investment operations
Net investment loss	-0.15	-0.18	-0.20	-0.19
Net realized and unrealized gains or losses on securities	1.49	-1.52	-3.48	0.09[3]
Total from investment operations	1.34	-1.70	-3.68	-0.10
Net asset value, end of period	$5.86	$4.52	$6.22	$9.90
Total return[4]	29.65%	-27.33%	-37.17%	-1.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,593	$2,887	$7,049	$7,664
Ratios to average net assets
Expenses[5]	3.51%	3.36%	3.28%	2.49%[6]
Net investment loss	-3.09%	-3.00%	-2.72%	-1.96%[6]
Portfolio turnover rate	202%	214%	368%	185%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

[3]   The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,
CLASS C	2003[1]	2002[1]	2001[1]	2000[1,2]
Net asset value, beginning of period	$4.51	$6.22	$9.91	$10.00
Income from investment operations
Net investment loss	-0.15	-0.18	-0.20	-0.15
Net realized and unrealized gains or losses on securities	1.49	-1.53	-3.49	0.06[3]
Total from investment operations	1.34	-1.71	-3.69	-0.09
Net asset value, end of period	$5.85	$4.51	$6.22	$9.91
Total return[4]	29.71%	-27.49%	-37.24%	-0.90%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,332	$1,470	$1,902	$1,798
Ratios to average net assets
Expenses[5]	3.51%	3.41%	3.28%	2.47%[6]
Net investment loss	-3.09%	-3.05%	-2.71%	-1.88%[6]
Portfolio turnover rate	202%	214%	368%	185%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

[3]   The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,
CLASS I1	2003[2]	2002[2]	2001[2]	2000[2,3]
Net asset value, beginning of period	$4.65	$6.34	$10.00	$10.00
Income from investment operations
Net investment loss	-0.11	-0.12	-0.13	-0.10
Net realized and unrealized gains or losses on securities	1.56	-1.57	-3.53	0.10[4]
Total from investment operations	1.45	-1.69	-3.66	0
Net asset value, end of period	$6.10	$4.65	$6.34	$10.00
Total return	31.18%	-26.66%	-36.60%	0.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,087	$352	$371	$217
Ratios to average net assets
Expenses[5]	2.50%	2.44%	2.30%	1.49%[6]
Net investment loss	-2.11%	-2.08%	-1.74%	-0.99%[6]
Portfolio turnover rate	202%	214%	368%	185%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

[4]   The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

October 31, 2003

	Shares	Value

COMMON STOCKS 98.2%
CONSUMER DISCRETIONARY 4.3%
Internet & Catalog Retail 2.9%
eBay, Inc. *	4,000	$ 223,760
InterActiveCorp *	5,000	183,550
407,310
Media 1.4%
Comcast Corp., Class A *	6,000	195,720
INDUSTRIALS 2.2%
Commercial Services & Supplies 2.2%
Monster Worldwide, Inc. *	6,000	152,820
Pitney Bowes, Inc.	4,000	164,400
317,220
INFORMATION TECHNOLOGY 91.7%
Communications Equipment 13.7%
Cisco Systems, Inc. *	18,000	377,640
Harris Corp.	5,000	186,100
Lucent Technologies, Inc. * (p)	100,000	320,000
Nokia Corp., ADR	24,000	407,760
Nortel Networks Corp. *	50,000	222,500
QUALCOMM, Inc.	9,000	427,500
1,941,500
Computers & Peripherals 15.8%
Hewlett-Packard Co.	38,000	847,780
International Business Machines Corp.	4,000	357,920
Lexmark International Group, Inc., Class A *	5,000	368,050
SanDisk Corp. *	3,000	241,800
Sun Microsystems, Inc. *	40,000	158,400
Western Digital Corp. *	20,000	269,000
2,242,950
Electronic Equipment & Instruments 6.4%
Amphenol Corp., Class A	4,000	235,000
Flextronics International, Ltd. *	12,000	168,000
Jabil Circuit, Inc. *	10,000	278,500
Lexar Media, Inc. *	10,000	229,100
910,600
Household Durables 1.8%
Garmin, Ltd. (p)	5,000	250,150
IT Services 14.0%
Accenture, Ltd., Class A *	24,000	561,600
Affiliated Computer Services, Inc., Class A *	3,497	171,108
CheckFree Corp. *	8,000	220,240
First Data Corp.	11,000	392,700
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

October 31, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
Fiserv, Inc. *	5,000	$ 176,600
SunGard Data Systems, Inc. *	9,000	252,450
Unisys Corp. *	14,000	215,040
1,989,738
Semiconductors & Semiconductor Equipment 19.9%
Advanced Micro Devices, Inc. *	24,000	364,800
Altera Corp. *	8,000	161,840
Applied Materials, Inc. *	5,000	116,850
ATI Technologies, Inc. *	20,000	286,200
Intel Corp.	6,000	198,300
KLA-Tencor Corp. *	2,000	114,660
Lam Research Corp. *	6,000	172,440
Marvell Technology Group, Ltd. *	5,000	219,350
Microchip Technology, Inc.	7,000	228,970
NVIDIA Corp. * (p)	14,000	247,520
Seagate Technology	14,000	321,720
Texas Instruments, Inc.	7,000	202,440
Xilinx, Inc. *	6,000	190,200
2,825,290
Software 20.1%
Adobe Systems, Inc.	8,000	350,720
Amdocs, Ltd. *	14,000	300,440
Autodesk, Inc.	12,000	231,000
Cadence Design Systems, Inc. *	14,000	215,460
Intuit, Inc. *	5,000	249,900
Microsoft Corp.	12,000	313,800
Oracle Corp. *	14,000	167,440
PeopleSoft, Inc. *	10,000	207,600
Symantec Corp. *	10,000	666,500
Veritas Software Corp. *	4,000	144,600
2,847,460
Total Common Stocks		13,927,938
SHORT-TERM INVESTMENTS 10.8%
MUTUAL FUND SHARES 10.8%
Evergreen Institutional U.S. Government Money Market Fund (o)	660,348	660,348
Navigator Prime Portfolio (pp)	864,595	864,595
Total Short-Term Investments		1,524,943
Total Investments (cost $12,471,571) 109.0%		15,452,881
Other Assets and Liabilities (9.0%)		(1,270,721)
Net Assets 100.0%		$ 14,182,160
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2003

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

Assets
Identified cost of securities	$ 12,471,571
Net unrealized gains on securities	2,981,310

Market value of securities	15,452,881
Receivable for Fund shares sold	55,978
Dividends receivable	2,731
Receivable for securities lending income	92
Prepaid expenses and other assets	16,280

Total assets	15,527,962

Liabilities
Payable for securities purchased	447,719
Payable for Fund shares redeemed	15,582
Payable for securities on loan	864,595
Advisory fee payable	561
Distribution Plan expenses payable	723
Due to other related parties	120
Accrued expenses and other liabilities	16,502

Total liabilities	1,345,802

Net assets	$ 14,182,160

Net assets represented by
Paid-in capital	$ 22,387,848
Undistributed net investment loss	(27)
Accumulated net realized losses on securities	(11,186,971)
Net unrealized gains on securities	2,981,310

Total net assets	$ 14,182,160

Net assets consists of
Class A	$ 6,170,057
Class B	4,593,022
Class C	2,332,449
Class I	1,086,632

Total net assets	$ 14,182,160

Shares outstanding
Class A	1,022,537
Class B	783,469
Class C	398,386
Class I	178,186

Net asset value per share
Class A	$ 6.03
Class A -- Offering price (based on sales charge of 5.75%)	$ 6.40
Class B	$ 5.86
Class C	$ 5.85
Class C -- Offering price (based on sales charge of 1.00%)	$ 5.91
Class I	$ 6.10

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Year Ended October 31, 2003

Investment income
Dividends (net of foreign withholding taxes of $1,366)	$ 46,311
Income from affiliates	4,725

Total investment income	51,036

Expenses
Advisory fee	111,191
Distribution Plan expenses
Class A	16,400
Class B	34,414
Class C	16,834
Administrative services fee	11,704
Transfer agent fees	81,109
Trustees' fees and expenses	551
Printing and postage expenses	22,240
Custodian fees	3,557
Registration and filing fees	44,686
Professional fees	19,783
Interest expense	132
Other	2,636

Total expenses	365,237
Less: Expense reductions	(45)
Fee waivers	(3,115)

Net expenses	362,077

Net investment loss	(311,041)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	443,396
Net change in unrealized gains or losses on securities	3,202,216

Net realized and unrealized gains or losses on securities	3,645,612

Net increase in net assets resulting from operations	$ 3,334,571

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2003		2002

Operations
Net investment loss		$ (311,041)		$ (357,555)
Net realized gains or losses on securities		443,396		(2,781,149)
Net change in unrealized gains or losses on securities		3,202,216		(893,069)

Net increase (decrease) in net assets resulting from operations		3,334,571		(4,031,773)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,289,604	16,148,323	328,024	1,959,895
Class B	369,872	1,821,780	216,254	1,328,943
Class C	301,766	1,475,750	167,233	955,647
Class I	456,421	2,462,722	41,826	205,102

		21,908,575		4,449,587

Automatic conversion of Class B shares to Class A shares
Class A	8,610	42,115	486,372	3,354,162
Class B	(8,817)	(42,115)	(494,226)	(3,354,162)

		0		0

Payment for shares redeemed
Class A	(3,416,551)	(16,905,767)	(424,035)	(2,369,081)
Class B	(216,648)	(1,064,671)	(216,394)	(1,179,851)
Class C	(229,043)	(1,103,745)	(147,518)	(798,323)
Class I	(353,803)	(1,962,353)	(24,799)	(149,434)

		(21,036,536)		(4,496,689)

Net increase (decrease) in net assets resulting from capital share transactions		872,039		(47,102)

Total increase (decrease) in net assets		4,206,610		(4,078,875)
Net assets
Beginning of period		9,975,550		14,054,425

End of period		$ 14,182,160		$ 9,975,550

Undistributed net investment loss		$ (27)		$ 0

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Technology Fund (the "Fund") is a non-diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign

16

NOTES TO FINANCIAL STATEMENTS continued

income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.95% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended October 31, 2003, EIMC waived its fee in the amount of $3,115 which represents 0.03% of the Fund's average daily net assets. Total amounts subject to recoupment as of October 31, 2003 were $3,115.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

17

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.69% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2003, the Fund paid brokerage commissions of $16,461 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities were $23,293,610 and $22,554,387, respectively, for the year ended October 31, 2003.

During the year ended October 31, 2003, the Fund loaned securities to certain brokers. At October 31, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $815,670 and $864,595, respectively. During the year ended October 31, 2003, the Fund earned $1,614 in income from securities lending which is included in dividend income on the Statement of Operations.

On October 31, 2003, the aggregate cost of securities for federal income tax purposes was $12,669,677. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,797,987 and $14,783, respectively, with a net unrealized appreciation of $2,783,204.

As of October 31, 2003, the Fund had $10,988,865 in capital loss carryovers for federal income tax purposes with $525,390 expiring in 2008, $7,848,521 expiring in 2009 and $2,614,954 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended October 31, 2003, the Fund did not participate in the interfund lending program.

18

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Unrealized	Capital Loss
Loss	Appreciation	Carryover

$27	$2,783,204	$10,988,865

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended October 31, 2003, the Fund had average borrowings outstanding of $8,694 at a rate of 1.52% and paid interest of $132.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

19

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Technology Fund, a series of Evergreen Equity Trust, as of October 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in period from December 22, 1999 (commencement of operations) to October 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Technology Fund as of October 31, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
December 5, 2003

20

This page left intentionally blank

21

This page left intentionally blank

22

This page left intentionally blank

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of October 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564348 rv1   12/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Utility And Telecommunications Fund

Evergreen

UTILITY AND TELECOMMUNICATIONS FUND

Annual Report
as of October 31, 2003

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
21	INDEPENDENT AUDITORS’ REPORT
22	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC’s website at http://www.sec.gov.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS
December 2003

Dear Evergreen Shareholder,

We are pleased to provide the annual report for the Evergreen Utility and Telecommunications Fund, which covers the 12-month period ended October 31, 2003.

The beginning of the most recent 12-month investment period was characterized by little optimism and plenty of doubt. The financial markets remained volatile in the summer of 2002, and stocks continued to swoon. Economic data was mixed and questions of corporate credibility remained fresh in everyone’s mind. Fears of terror were pervasive and the U.S. was pressuring the United Nations to take action on Iraq. As a result, investors faced a huge challenge in October as the major equity market indexes dropped below their five-year lows achieved the previous July. Fortunately, equities rallied handsomely at this critical juncture as improving fundamentals, including signs of economic and profit growth, became more evident. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism for investors was premature.

Ordinarily a healthy experience after such a surge, this pullback was accompanied by slower economic growth. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and investors sought solace in U.S. Treasuries, which continued to perform well. In addition to the weak economic fundamentals, the uncertain geopolitical environment provided yet another major uncertainty with which investors had to contend in the New Year. As investors wrestled with these issues, global tensions worsened throughout early 2003. When the diplomatic efforts

1

LETTER TO SHAREHOLDERS continued

unraveled at the United Nations and war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March.

While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role than the war itself. Ironically, as war approached and immediately after the conflict’s inception, money poured back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000, a broad market index, expanded by $1 trillion. Overall market trends remained solid, though, and the administration again focused on the domestic economy and the proposed changes to fiscal policy. The passage of the new tax law resulted in greater optimism for equity performance, as many investors found comfort in the possibility that dividends could become a larger portion of total return potential. The monetary and fiscal stimulus being applied to the U.S. and international economy, through interest-rate reductions and tax cuts, encouraged hopes that global economic growth would begin to accelerate. After three years of persistent dismay, the renewed confidence of investors was a refreshing experience.

Yet just as the equity markets had strengthened their foundation, misperceptions about monetary policy threatened the financial markets. While currency movements were volatile, the weakening of the U.S. dollar on international currency exchanges relative to most foreign currencies, including the euro, the British pound sterling and the Japanese yen, helped the performance of investments denominated in those currencies. At the conclusion of its May meeting, the Federal Reserve hinted about its concerns for deflation. But at the conclusion of its June meeting, the Fed reduced rates by just 25 basis points, and not the expected one half point cut universally assumed. Soon after, Chairman Greenspan, in testimony to congressional banking committees, expressed optimism for economic growth in excess of 4% in 2004. Was this a Fed that was taking rates to zero? Obviously not, and

2

LETTER TO SHAREHOLDERS continued

the market drove the yield on the 10-year Treasury from 3.1% to 4.6% in just six weeks.

The bond market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated “monetary policy would remain accommodative for a considerable period.” In addition, the majority of economic data remained strong during the summer months and equities, despite the volatility in the bond market, managed to hold onto much of their YTD gains. Moreover, when sovereign government bonds from major non-U.S. countries became relatively expensive in the second half of the period, rising expectations of a global economic recovery helped lift the performance of corporate bonds as well as equities. Solid economic growth resulted in significantly higher corporate profit growth, and the equity markets finished the period at the highest levels in more than a year.

As always, we recommend that investors attempt to participate in the financial markets with a fully diversified, long-term emphasis in their investment portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investments

3

FUND AT A GLANCE
as of October 31, 2003

MANAGEMENT TEAM

Timothy P. O’Brien, CFA
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE(2)

PERFORMANCE AND RETURNS(1)
Portfolio inception date: 1/4/1994

	Class A	Class B	Class C	Class I
Class inception date	1/4/1994	1/4/1994	9/2/1994	2/28/1994

Average annual return*
1 year with sales charge	15.92%	17.09%	19.95%	N/A
1 year w/o sales charge	22.99%	22.09%	22.07%	23.49%
5 year	-1.83%	-1.68%	-1.59%	-0.39%
Since portfolio inception	4.82%	4.67%	4.62%	5.72%

*      Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Utility and Telecommunications Fund Class A shares,(1) versus a similar investment in the Standard and Poor’s Utility Index (S&P Utilities), the Standard and Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P Utilities and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 22.99% for the twelve-month period ended October 31, 2003, excluding any applicable sales charges. During the same period, the Standard and Poor’s Utility Index returned 20.87% and the Standard and Poor’s 500 Index returned 20.80%.

The investment climate in the calendar year ended October 31, 2003 differed dramatically from that of the prior year. 2002 was all about avoiding risk, and a very defensive posture proved to be the winning strategy. In 2003, as the utility industry embraced a “back to basics” focus after the failed “Imitation of Enron” growth initiatives once so fashionable, blowups became less frequent and defensive stocks lagged. In 2003, the winning strategy proved to be the prudent assumption of risk through investment in damaged but improving restructuring companies.

In 2003, the major drivers of the fund’s performance in the utility sector included TXU Corporation, rapidly recovering from a disastrous foray into Europe; Allete Corp., which successfully grew its automotive services unit into an industry leader and Southwestern Energy, currently enjoying excellent growth in its natural gas exploration and production unit. The fund also found profitable opportunities in the telecommunications services sector, particularly in depressed shares of wireless telephone companies including in particular Western Wireless and Nextel Partners among others. As wireless subscriber growth exceeded expectations during the year, these stocks did very well.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

(2) Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

All data is as of October 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Year Ended October 31,					Year Ended July 31,

CLASS A	2003	2002	2001	2000(1)		2000	1999
Net asset value, beginning of period	$6.40	$8.66	$14.69	$13.96		$12.85	$11.76

Income from investment operations
Net investment income	0.17	0.25	0.40	0.09		0.35	0.42
Net realized and unrealized gains or losses on securities
and foreign currency related transactions	1.27	(2.26)	(5.00)	0.72		2.29	2.37

Total from investment operations	1.44	(2.01)	(4.60)	0.81		2.64	2.79

Distributions to shareholders from
Net investment income	(0.17)	(0.25)	(0.38)	(0.08)		(0.35)	(0.42)
Net realized gains	0	0	(1.05)	0		(1.18)	(1.28)

Total distributions to shareholders	(0.17)	(0.25)	(1.43)	(0.08)		(1.53)	(1.70)

Net asset value, end of period	$7.67	$6.40	$8.66	$14.69		$13.96	$12.85

Total return(2)	22.99%	(23.57%)	(34.00%)	5.76%		21.75%	26.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$164,414	$143,567	$218,603	$327,067		$299,675	$108,411
Ratios to average net assets
Expenses(3)	1.58%	1.16%	1.10%	1.09	%(4)	1.06%	1.03%
Net investment income	2.55%	3.26%	3.20%	2.50	%(4)	2.41%	3.60%
Portfolio turnover rate	177%	304%	83%	28%		66%	46%

(1)	For the three months ended October 31, 2000. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.
(2)	Excluding applicable sales charges
(3)	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
(4)	Annualized

See Notes to Financial Statements 6
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Year Ended October 31,					Year Ended July 31,

CLASS B	2003	2002	2001	2000(1)		2000	1999
Net asset value, beginning of period	$6.40	$8.67	$14.70	$13.97		$12.86	$11.76

Income from investment operations
Net investment income	0.12	0.19	0.29	0.06		0.24	0.34
Net realized and unrealized gains or losses on securities
and foreign currency related transactions	1.27	(2.27)	(4.97)	0.72		2.29	2.37

Total from investment operations	1.39	(2.08)	(4.68)	0.78		2.53	2.71

Distributions to shareholders from
Net investment income	(0.12)	(0.19)	(0.30)	(0.05)		(0.24)	(0.33)
Net realized gains	0	0	(1.05)	0		(1.18)	(1.28)

Total distributions to shareholders	(0.12)	(0.19)	(1.35)	(0.05)		(1.42)	(1.61)

Net asset value, end of period	$7.67	$6.40	$8.67	$14.70		$13.97	$12.86

Total return(2)	22.09%	(24.22%)	(34.47%)	5.56%		20.79%	25.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$58,975	$59,748	$125,540	$157,985		$110,460	$54,839
Ratios to average net assets
Expenses(3)	2.30%	1.90%	1.85%	1.84	%(4)	1.80%	1.77%
Net investment income	1.87%	2.53%	2.45%	1.71	%(4)	1.76%	2.85%
Portfolio turnover rate	177%	304%	83%	28%		66%	46%

(1)	For the three months ended October 31, 2000. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.
(2)	Excluding applicable sales charges
(3)	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
(4)	Annualized

See Notes to Financial Statements 7
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Year Ended October 31,					Year Ended July 31,

CLASS C	2003	2002	2001	2000(1)		2000	1999
Net asset value, beginning of period	$6.41	$8.67	$14.71	$13.98		$12.86	$11.76

Income from investment operations
Net investment income	0.13	0.19	0.29	0.06		0.24	0.34
Net realized and unrealized gains or losses on securities
and foreign currency related transactions	1.26	(2.26)	(4.98)	0.72		2.30	2.37

Total from investment operations	1.39	(2.07)	(4.69)	0.78		2.54	2.71

Distributions to shareholders from
Net investment income	(0.12)	(0.19)	(0.30)	(0.05)		(0.24)	(0.33)
Net realized gains	0	0	(1.05)	0		(1.18)	(1.28)

Total distributions to shareholders	(0.12)	(0.19)	(1.35)	(0.05)		(1.42)	(1.61)

Net asset value, end of period	$7.68	$6.41	$8.67	$14.71		$13.98	$12.86

Total return(2)	22.07%	(24.11%)	(34.52%)	5.55%		20.88%	25.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,831	$8,368	$12,853	$14,497		$9,589	$879
Ratios to average net assets
Expenses(3)	2.30%	1.91%	1.85%	1.84	%(4)	1.82%	1.77%
Net investment income	1.80%	2.52%	2.45%	1.71	%(4)	1.77%	2.74%
Portfolio turnover rate	177%	304%	83%	28%		66%	46%

(1)	For the three months ended October 31, 2000. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.
(2)	Excluding applicable sales charges
(3)	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
(4)	Annualized
See Notes to Financial Statements 8
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Year Ended October 31,					Year Ended July 31,

CLASS I(1)	2003	2002	2001	2000(2)		2000	1999
Net asset value, beginning of period	$6.40	$8.66	$14.69	$13.96		$12.86	$11.77

Income from investment operations
Net investment income	0.20	0.28	0.45	0.10		0.38	0.49
Net realized and unrealized gains or losses on securities
and foreign currency related transactions	1.27	(2.27)	(5.02)	0.71		2.28	2.33

Total from investment operations	1.47	(1.99)	(4.57)	0.81		2.66	2.82

Distributions to shareholders from
Net investment income	(0.19)	(0.27)	(0.41)	(0.08)		(0.38)	(0.45)
Net realized gains	0	0	(1.05)	0		(1.18)	(1.28)

Total distributions to shareholders	(0.19)	(0.27)	(1.46)	(0.08)		(1.56)	(1.73)

Net asset value, end of period	$7.68	$6.40	$8.66	$14.69		$13.96	$12.86

Total return	23.49%	(23.38%)	(33.84%)	5.82%		21.98%	26.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$689	$637	$1,135	$2,634		$2,630	$2,123
Ratios to average net assets
Expenses(3)	1.30%	0.91%	0.84%	0.84	%(4)	0.79%	0.77%
Net investment income	2.86%	3.53%	3.46%	2.76	%(4)	2.78%	3.92%
Portfolio turnover rate	177%	304%	83%	28%		66%	46%

(1)	Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
(2)	For the three months ended October 31, 2000. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.
(3)	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
(4)	Annualized

See Notes to Financial Statements 9
SCHEDULE OF INVESTMENTS October 31, 2003

	Shares	Value
COMMON STOCKS 77.2%
CONSUMER DISCRETIONARY 0.6%
Media 0.6%
Cablevision Systems Corp., Class A *	75,000	$1,515,000

ENERGY 0.6%
Electric Utilities 0.6%
Maine & Maritimes Corp.	37,000	1,307,950

INDUSTRIALS 3.1%
Industrial Conglomerates 3.1%
Allete, Inc.	240,000	7,250,400

TELECOMMUNICATION SERVICES 25.7%
Diversified Telecommunication Services 0.2%
Allstream, Inc., Class B	65,000	3,203,184
ALLTEL Corp. þ	110,000	5,390,000
BellSouth Corp.	490,000	12,891,900
Centurytel, Inc.	60,000	2,145,000
SBC Communications, Inc.	516,000	12,373,680
Verizon Communications, Inc.	348,000	11,692,800

		47,696,564

Wireless Telecommunications Services 5.5%
Alamosa Holdings, Inc. *þ	460,000	1,803,200
BCE, Inc.	200,000	4,522,000
mm02 plc	3,800,000	4,124,551
Nextel Partners, Inc., Class A *þ	150,000	1,803,000
Sprint PCS Group *	150,000	652,500

		12,905,251

UTILITIES 47.2%
Electric Utilities 28.4%
American Electric Power Co., Inc.	235,000	6,624,650
Dominion Resources, Inc.	110,000	6,776,000
Entergy Corp.	110,000	5,929,000
Exelon Corp.	115,000	7,296,750
FirstEnergy Corp.	150,000	5,158,500
FPL Group, Inc.	40,000	2,549,600
MGE Energy, Inc. þ	22,500	713,250
PG&E Corp. *	200,000	4,890,000
Pinnacle West Capital Corp.	100,000	3,656,000
Texas Genco Holdings, Inc.	50,000	1,495,000
TXU Corp.	300,000	6,846,000
Unisource Energy Corp.	223,000	4,303,900
Weststar Energy, Inc.	175,000	3,496,500
Wisconsin Energy Corp.	220,000	7,205,000

		66,940,150

See Notes to Financial Statements 10
SCHEDULE OF INVESTMENTS continued October 31, 2003

	Shares	Value
COMMON STOCKS continued
UTILITIES continued
Gas Utilities 5.8%
Energen Corp.	110,000	$4,055,700
Kinder Morgan, Inc.	60,000	3,213,000
NICOR, Inc. þ	45,000	1,542,150
Southwestern Energy Co. *þ	258,000	5,005,200

		13,816,050

Multi-Utilities & Unregulated Power 9.9%
Constellation Energy Group, Inc.	100,000	3,637,000
Equitable Resources, Inc.	65,000	2,678,000
MDU Resources Group, Inc.	300,000	6,789,000
Oneok, Inc. *	200,000	3,978,000
Scana Corp.	100,000	3,429,000
Vectren Corp. þ	122,000	2,879,200

		23,390,200

Oil & Gas 0.2%
Canadian Superior Energy, Inc.	190,000	397,100

Water Utilities 2.9%
Pennichuck Corp. þ	39,000	1,056,900
Philadelphia Suburban Corp.	248,000	5,857,760

		6,914,660

Total Common Stocks		182,133,325

CONVERTIBLE PREFERRED STOCKS 8.1%
UTILITIES 8.1%
Electric Utilities 4.2%
Cinergy Corp., 9.50%, 02/16/2005 þ	100,000	6,116,000
EIX Trust I, Ser. A, 7.88%, 07/26/2029 þ	20,000	601,400
EIX Trust II, Ser. B, 8.60%, 10/29/2029 þ	10,000	310,500
FPL Group, Inc., 8.00%, 02/16/2006	40,000	2,225,600
Southern Union Co., 5.75%, 08/16/2006 þ	10,000	570,000

		9,823,500

Gas Utilities 3.9%
Sempra Energy, 8.50%, 05/17/2005	350,000	9,205,000

Total Convertible Preferred Stocks		19,028,500

PREFERRED STOCKS 1.5%

UTILITIES 1.5%

Multi-Utilities & Unregulated Power 1.5%
Aquila, Inc., 7.875%, 03/01/2032	170,000	3,515,600

See Notes to Financial Statements 11
SCHEDULE OF INVESTMENTS continued October 31, 2003

	Principal Amount	Value
CONVERTIBLE DEBENTURES 9.8%
ENERGY 2.1%
Oil & Gas 2.1%
Mcmoran Exploration Co., 6.00%, 07/02/2008 144A	$3,950,000	$5,080,687

TELECOMMUNICATION SERVICES 2.6%
Wireless Telecommunications Services 2.6%
Western Wireless Corp., 4.625%, 06/15/2023 144A	4,000,000	6,185,000

UTILITIES 5.1%
Electric Utilities 3.2%
CenterPoint Energy, Inc., 3.75%, 05/15/2023 144A	3,000,000	3,232,500
TXU Corp., 2.65%, 01/15/2004 144A	4,000,000	4,185,000

		7,417,500

Multi-Utilities & Unregulated Power 1.9%
XCEL Energy, Inc., 7.50%, 11/21/2007 144A	3,000,000	4,518,750

Total Convertible Debentures		23,201,937

CORPORATE BONDS 0.4%
TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
RCN Corp., 12.50%, 06/30/2008 ☐	1,005,031	1,030,157

	Shares

WARRANTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
RCN Corp., Expiring 06/30/2013 ☐*	150,000	18,000

SHORT-TERM INVESTMENTS 7.6%
MUTUAL FUND SHARES 7.6%
Evergreen Institutional Money Market Fund ø	3,334,078	3,334,078
Navigator Prime Portfolio þ þ	14,590,620	14,590,620

Total Short-Term Investments		17,924,698

Total Investments (cost $208,088,058) 104.6%		246,852,217
Other Assets and Liabilities (4.6%)		(10,944,224)

Net Assets 100.0%		$235,907,993

*	Non-income producing security
144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
þ	All or a portion of this security is on loan.
þ þ	Represents investment of cash collateral received from securities on loan.

☐	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements 12
STATEMENT OF ASSETS AND LIABILITIES October 31, 2003

Assets
Identified cost of securities	$208,088,058
Net unrealized gains on securities	38,764,159

Market value of securities	246,852,217
Receivable for securities sold	2,599,080
Receivable for Fund shares sold	43,150
Dividends and interest receivable	1,293,398
Receivable for securities lending income	1,848
Prepaid expenses and other assets	15,708

Total assets	250,805,401

Liabilities
Dividends payable	51,341
Payable for Fund shares redeemed	170,715
Payable for securities on loan	14,590,620
Advisory fee payable	8,138
Distribution Plan expenses payable	9,868
Due to other related parties	1,938
Accrued expenses and other liabilities	64,788

Total liabilities	14,897,408

Net assets	$235,907,993

Net assets represented by
Paid-in capital	$414,917,127
Overdistributed net investment income	(62,212)
Accumulated net realized losses on securities and foreign currency related transactions	(217,710,477)
Net unrealized gains on securities and foreign currency related transactions	38,763,555

Total net assets	$235,907,993

Net assets consists of
Class A	$164,413,832
Class B	58,974,698
Class C	11,830,521
Class I	688,942

Total net assets	$235,907,993

Shares outstanding
Class A	21,442,830
Class B	7,686,805
Class C	1,540,922
Class I	89,758

Net asset value per share
Class A	$7.67
Class A—Offering price (based on sales charge of 5.75%)	$8.14
Class B	$7.67
Class C	$7.68
Class C—Offering price (based on sales charge of 1.00%)	$7.76
Class I	$7.68

See Notes to Financial Statements 13
STATEMENT OF OPERATIONS Year Ended October 31, 2003

Investment income
Dividends (net of foreign withholding taxes of $62,138)	$8,382,215
Interest	642,755

Total investment income	9,024,970

Expenses
Advisory fee	915,314
Distribution Plan expenses
Class A	423,391
Class B	570,845
Class C	96,214
Administrative services fee	217,932
Transfer agent fees	1,664,470
Trustees’ fees and expenses	3,498
Printing and postage expenses	77,805
Custodian fees	54,186
Registration and filing fees	50,048
Professional fees	20,425
Other	3,084

Total expenses	4,097,212
Less: Expense reductions	(703)
Fee waivers	(174,407)

Net expenses	3,922,102

Net investment income	5,102,868

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	12,064,086
Foreign currency related transactions	(58,097)

Net realized gains on securities and foreign currency related transactions	12,005,989
Net change in unrealized gains or losses on securities and
foreign currency related transactions	27,269,080

Net realized and unrealized gains or losses on securities and
foreign currency related transactions	39,275,069

Net increase in net assets resulting from operations	$44,377,937

See Notes to Financial Statements 14
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2003		2002

Operations
Net investment income		$5,102,868		$8,563,900
Net realized gains or losses on securities
and foreign currency related
transactions		12,005,989		(191,035,772)
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		27,269,080		105,479,368

Net increase (decrease) in net assets
resulting from operations		44,377,937		(76,992,504)

Distributions to shareholders from
Net investment income
Class A		(3,807,940)		(5,968,498)
Class B		(1,051,636)		(2,268,845)
Class C		(170,442)		(264,822)
Class I		(19,695)		(29,244)

Total distributions to shareholders		(5,049,713)		(8,531,409)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,962,647	20,149,112	983,778	7,409,811
Class B	446,704	3,000,761	622,776	4,905,492
Class C	769,741	5,381,550	432,700	3,349,544
Class I	127,692	877,920	6,200	45,575

		29,409,343		15,710,422

Net asset value of shares issued in
reinvestment of distributions
Class A	505,405	3,370,520	710,314	5,286,414
Class B	149,653	988,812	284,497	2,137,532
Class C	21,618	143,576	31,154	231,762
Class I	1,608	10,857	1,924	14,383

		4,513,765		7,670,091

Automatic conversion of Class B shares
to Class A shares
Class A	288,598	1,925,349	1,561,893	12,670,700
Class B	(288,504)	(1,925,349)	(1,561,813)	(12,670,700)

		0		0

Payment for shares redeemed
Class A	(4,741,479)	(31,894,753)	(6,063,683)	(45,175,921)
Class B	(1,949,794)	(12,962,120)	(4,500,622)	(33,321,014)
Class C	(555,965)	(3,826,900)	(640,048)	(4,857,349)
Class I	(139,065)	(979,081)	(39,570)	(314,355)

		(49,662,854)		(83,668,639)

Net decrease in net assets resulting from
capital share transactions		(15,739,746)		(60,288,126)

Total increase (decrease) in net assets		23,588,478		(145,812,039)
Net assets
Beginning of period		212,319,515		358,131,554

End of period		$235,907,993		$212,319,515

Overdistributed net
investment income		$(62,212)		$(59,570)

See Notes to Financial Statements 15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Utility and Telecommunications Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

16

NOTES TO FINANCIAL STATEMENTS continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund’s average daily net assets.

17

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended October 31, 2003, EIMC waived its fee in the amount of $174,407, which represents 0.08% of the Fund’s average daily net assets. The total amount subject to recoupment as of October 31, 2003 was $125,623.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.76% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2003, the Fund paid brokerage commissions of $595,775 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $362,996,976 and $369,507,464, respectively, for the year ended October 31, 2003.

During the year ended October 31, 2003, the Fund loaned securities to certain brokers. At October 31, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $14,214,908 and $14,590,620, respectively. During the year ended October 31, 2003, the Fund earned $39,156 in income from securities lending which is included in dividend income on the Statement of Operations.

18

NOTES TO FINANCIAL STATEMENTS continued

On October 31, 2003, the aggregate cost of securities for federal income tax purposes was $211,753,888. The gross unrealized appreciation and depreciation on securities based on tax cost was $39,538,318 and $4,439,989, respectively, with a net unrealized appreciation of $35,098,329.

As of October 31, 2003, the Fund had $214,045,334 in capital loss carryovers for federal income tax purposes with $21,721,962 expiring in 2009 and $192,323,372 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended October 31, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Ordinary	Unrealized	Capital Loss
Income	Appreciation	Carryover

$ 62,129	$ 35,098,329	$ 214,045,334

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended October 31,

	2003	2002

Ordinary Income	$5,049,713	$8,531,409

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

19

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended October 31, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

20

INDEPENDENT AUDITORS’ REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Utility and Telecommunications Fund, a series of Evergreen Equity Trust, as of October 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Utility and Telecommunications Fund as of October 31, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Boston, Massachusetts
December 5, 2003

21

ADDITIONAL INFORMATION (unaudited)

Federal Tax Distributions

For corporate shareholders, 100.00% of ordinary income dividends paid during the fiscal year ended October 31, 2003 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the ten month period ended October 31, 2003, the Fund designates 100.00% of ordinary income distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2003 year-end tax information will be reported to you on your 2003 Form 1099-DIV, which shall be provided to you in early 2004.

22

This page left intentionally blank 23

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI-STEEL–South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA(2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

Dennis H. Ferro(3) President DOB: 6/20/1945 Term of office since: 2003

President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

(1)	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.
(2)	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
(3)	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
(4)	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of October 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564349 rv1  12/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.
Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 31, 2003

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: December 31, 2003